UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance High Yield Municipal Income Fund

Class A ETHYX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,591,735,831
# of Portfolio Holdings	485
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Other Revenue	3.3%
Education	7.0%
Housing	7.1%
General Obligations	9.0%
Industrial Development Revenue	12.0%
Hospital	12.5%
Senior Living/Life Care	13.6%
Transportation	14.0%
Special Tax Revenue	14.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	23.8%
B	2.7%
BB	13.8%
BBB	22.8%
A	14.0%
AA	18.2%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

ETHYX-TSR-SAR

Eaton Vance High Yield Municipal Income Fund

Class C ECHYX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,591,735,831
# of Portfolio Holdings	485
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Other Revenue	3.3%
Education	7.0%
Housing	7.1%
General Obligations	9.0%
Industrial Development Revenue	12.0%
Hospital	12.5%
Senior Living/Life Care	13.6%
Transportation	14.0%
Special Tax Revenue	14.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	23.8%
B	2.7%
BB	13.8%
BBB	22.8%
A	14.0%
AA	18.2%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

ECHYX-TSR-SAR

Eaton Vance High Yield Municipal Income Fund

Class I EIHYX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,591,735,831
# of Portfolio Holdings	485
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Other Revenue	3.3%
Education	7.0%
Housing	7.1%
General Obligations	9.0%
Industrial Development Revenue	12.0%
Hospital	12.5%
Senior Living/Life Care	13.6%
Transportation	14.0%
Special Tax Revenue	14.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	23.8%
B	2.7%
BB	13.8%
BBB	22.8%
A	14.0%
AA	18.2%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EIHYX-TSR-SAR

Eaton Vance High Yield Municipal Income Fund

Class W EWHYX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,591,735,831
# of Portfolio Holdings	485
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Other Revenue	3.3%
Education	7.0%
Housing	7.1%
General Obligations	9.0%
Industrial Development Revenue	12.0%
Hospital	12.5%
Senior Living/Life Care	13.6%
Transportation	14.0%
Special Tax Revenue	14.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	23.8%
B	2.7%
BB	13.8%
BBB	22.8%
A	14.0%
AA	18.2%
AAA	4.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EWHYX-TSR-SAR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class A EALBX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$71,776,586
# of Portfolio Holdings	92
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.7%
Special Tax Revenue	3.3%
Water and Sewer	3.5%
Hospital	4.4%
Short-Term Investments	5.1%
Transportation	5.1%
Senior Living/Life Care	7.2%
Electric Utilities	8.0%
Other Revenue	8.8%
Housing	9.7%
Education	10.3%
General Obligations	32.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	8.8%
A	17.2%
AA	44.5%
AAA	29.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EALBX-TSR-SAR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class C ECLBX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$71,776,586
# of Portfolio Holdings	92
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.7%
Special Tax Revenue	3.3%
Water and Sewer	3.5%
Hospital	4.4%
Short-Term Investments	5.1%
Transportation	5.1%
Senior Living/Life Care	7.2%
Electric Utilities	8.0%
Other Revenue	8.8%
Housing	9.7%
Education	10.3%
General Obligations	32.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	8.8%
A	17.2%
AA	44.5%
AAA	29.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

ECLBX-TSR-SAR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class I EILBX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$71,776,586
# of Portfolio Holdings	92
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.7%
Special Tax Revenue	3.3%
Water and Sewer	3.5%
Hospital	4.4%
Short-Term Investments	5.1%
Transportation	5.1%
Senior Living/Life Care	7.2%
Electric Utilities	8.0%
Other Revenue	8.8%
Housing	9.7%
Education	10.3%
General Obligations	32.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	8.8%
A	17.2%
AA	44.5%
AAA	29.5%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EILBX-TSR-SAR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class A EALTX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$708,412,314
# of Portfolio Holdings	440
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Short-Term Investments	3.7%
Hospital	3.8%
Electric Utilities	3.9%
Water and Sewer	5.1%
Education	5.4%
Special Tax Revenue	5.4%
Transportation	5.6%
Other Revenue	7.2%
Housing	12.6%
General Obligations	40.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.9%
BBB	3.0%
A	16.3%
AA	48.4%
AAA	31.4%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EALTX-TSR-SAR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class C ECLTX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$708,412,314
# of Portfolio Holdings	440
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Short-Term Investments	3.7%
Hospital	3.8%
Electric Utilities	3.9%
Water and Sewer	5.1%
Education	5.4%
Special Tax Revenue	5.4%
Transportation	5.6%
Other Revenue	7.2%
Housing	12.6%
General Obligations	40.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.9%
BBB	3.0%
A	16.3%
AA	48.4%
AAA	31.4%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

ECLTX-TSR-SAR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class I EILTX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$708,412,314
# of Portfolio Holdings	440
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.0%
Short-Term Investments	3.7%
Hospital	3.8%
Electric Utilities	3.9%
Water and Sewer	5.1%
Education	5.4%
Special Tax Revenue	5.4%
Transportation	5.6%
Other Revenue	7.2%
Housing	12.6%
General Obligations	40.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.9%
BBB	3.0%
A	16.3%
AA	48.4%
AAA	31.4%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EILTX-TSR-SAR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class A EITAX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$390,828,727
# of Portfolio Holdings	156
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Bond Bank	4.0%
Electric Utilities	4.0%
Transportation	5.1%
Other Revenue	7.8%
Education	8.0%
Housing	9.7%
Water and Sewer	11.2%
Special Tax Revenue	16.0%
General Obligations	27.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.0%Footnote Reference*
BBB	1.5%
A	15.3%
AA	55.6%
AAA	27.6%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EITAX-TSR-SAR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class C EITCX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$390,828,727
# of Portfolio Holdings	156
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Bond Bank	4.0%
Electric Utilities	4.0%
Transportation	5.1%
Other Revenue	7.8%
Education	8.0%
Housing	9.7%
Water and Sewer	11.2%
Special Tax Revenue	16.0%
General Obligations	27.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.0%Footnote Reference*
BBB	1.5%
A	15.3%
AA	55.6%
AAA	27.6%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EITCX-TSR-SAR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class I ETIIX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$390,828,727
# of Portfolio Holdings	156
Portfolio Turnover Rate	44%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.6%
Bond Bank	4.0%
Electric Utilities	4.0%
Transportation	5.1%
Other Revenue	7.8%
Education	8.0%
Housing	9.7%
Water and Sewer	11.2%
Special Tax Revenue	16.0%
General Obligations	27.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.0%Footnote Reference*
BBB	1.5%
A	15.3%
AA	55.6%
AAA	27.6%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

ETIIX-TSR-SAR

Parametric TABS Short-Term Municipal Bond Fund

Class A EABSX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$134,235,706
# of Portfolio Holdings	89
Portfolio Turnover Rate	54%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.4%
Hospital	9.5%
Other Revenue	13.0%
Housing	15.6%
General Obligations	48.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	3.3%
A	16.5%
AA	47.4%
AAA	32.8%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EABSX-TSR-SAR

Parametric TABS Short-Term Municipal Bond Fund

Class C ECBSX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$134,235,706
# of Portfolio Holdings	89
Portfolio Turnover Rate	54%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.4%
Hospital	9.5%
Other Revenue	13.0%
Housing	15.6%
General Obligations	48.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	3.3%
A	16.5%
AA	47.4%
AAA	32.8%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

ECBSX-TSR-SAR

Parametric TABS Short-Term Municipal Bond Fund

Class I EIBSX

Semi-Annual Shareholder Report July 31, 2025

This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$134,235,706
# of Portfolio Holdings	89
Portfolio Turnover Rate	54%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.4%
Hospital	9.5%
Other Revenue	13.0%
Housing	15.6%
General Obligations	48.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BBB	3.3%
A	16.5%
AA	47.4%
AAA	32.8%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2025

EIBSX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
High Yield Municipal Income Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2025
Eaton Vance
High Yield Municipal Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Adventist Health System, 5.757%, 12/1/34	$5,000	$ 5,001,410
Boston Medical Center Corp., 4.581%, 7/1/47	4,165	3,357,502
		$ 8,358,912
Other — 0.6%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,437,834
		$ 8,437,834
Total Corporate Bonds (identified cost $17,145,000)		$ 16,796,746

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
National Finance Authority, NH, Affordable Housing Certificates, Series 2024-1, Class A, 4.15% to 10/1/34 (Put Date), 10/20/40	$2,492	$ 2,345,346
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,492,356)		$ 2,345,346

Tax-Exempt Municipal Obligations — 97.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Texas Water Development Board, 5.25%, 10/15/51(2)	$10,000	$ 10,222,500
		$ 10,222,500
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$567	$ 249,562
		$ 249,562
Education — 6.5%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 5.00%, 6/1/64	$3,200	$ 2,830,620
Security	Principal Amount (000's omitted)	Value
Education (continued)
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$925	$ 707,596
Arlington Higher Education Finance Corp., TX, (Great Hearts America), 5.00%, 8/15/54	2,200	1,962,048
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/54	3,760	3,113,717
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.125%, 6/15/54	390	332,807
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,422,157
California Enterprise Development Authority, (The Rocklin Academy), 5.00%, 6/1/44(1)	1,500	1,406,929
California Municipal Finance Authority, (California Baptist University), 5.125%, 11/1/40(1)	1,350	1,353,622
California Municipal Finance Authority, (Westside Neighbourhood School), 6.375%, 6/15/64(1)	3,455	3,562,688
Capital Projects Finance Authority, FL, (Imagine School at North Port), 6.25%, 6/15/45(1)	1,000	988,732
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	519,745
5.375%, 6/15/48(1)	1,020	899,252
Capital Trust Authority, FL, (KIPP Miami North Campus):
6.00%, 6/15/54(1)	650	645,477
6.125%, 6/15/60(1)	800	795,544
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/54(1)	4,400	3,810,343
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	85,845
4.00%, 5/1/51	500	386,697
Dayton-Montgomery County Port Authority, OH, (Daytown Regional Stem Schools, Inc.):
5.00%, 12/1/54	1,135	1,050,867
5.00%, 12/1/60	1,175	1,073,036
Development Authority of Cobb County, GA, (Mt. Bethel Christian Academy):
6.00%, 6/1/45(1)	1,720	1,712,470
6.25%, 6/1/55(1)	2,100	2,105,203
6.25%, 6/1/64(1)	1,000	992,180
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,200	2,054,167
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	819,408

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	$5,050	$ 3,869,280
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	565,012
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	619,148
Florida Higher Educational Facilities Financing Authority, (Rollins College Project), 4.125%, 12/1/54	3,000	2,469,028
Houston Higher Education Finance Corp., TX, (Houston Christian University), 5.25%, 10/1/54	1,500	1,388,021
Idaho Housing and Finance Association, (Alturas Preparatory Academy):
4.25%, 5/1/49	1,500	1,282,860
4.50%, 5/1/59	1,060	904,752
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	2,500	2,507,108
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	315	299,339
5.00%, 7/1/55	460	400,249
Iowa Higher Education Loan Authority, (University of Dubuque), 6.00%, 10/1/55	3,000	3,053,752
Louisiana Public Facilities Authority, LA, (Acadiana Renaissance Charter Academy):
5.50%, 6/15/40(1)	3,500	3,486,828
6.00%, 6/15/45(1)	3,480	3,443,977
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	2,870	2,227,556
4.25%, 7/1/44	2,250	1,922,304
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,312,288
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	160	158,154
5.00%, 6/15/39(1)	185	174,590
5.00%, 6/15/49(1)	260	228,158
Public Finance Authority, WI, (North East Carolina Preparatory School), 5.25%, 6/15/54	1,120	1,051,648
Public Finance Authority, WI, (Pinecrest Academy Nevada-Sloan Canyon Campus):
4.50%, 7/15/49(1)	1,700	1,421,492
4.50%, 7/15/53(1)	1,000	817,610
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	728,635
5.00%, 4/1/40(1)	795	760,683
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences): (continued)
5.00%, 4/1/50(1)	$3,250	$ 2,862,159
Public Finance Authority, WI, (Triad Math and Science Academy Co.):
5.25%, 6/15/65	2,250	2,057,203
5.50%, 6/15/55	2,000	1,941,818
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy):
5.00%, 6/15/44(1)	4,750	4,288,229
5.00%, 6/15/54(1)	3,000	2,539,720
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/54(1)	5,735	5,190,256
South Carolina Jobs-Economic Development Authority, (Charleston Southern University), 5.75%, 9/1/55	1,425	1,388,453
Tennessee State School Bond Authority, 5.00%, 11/1/52	380	380,222
Texas Tech University System, 4.25%, 2/15/55	8,310	7,264,968
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(1)	1,345	1,410,040
6.125%, 7/1/53(1)	3,525	3,696,830
		$ 103,743,520
Electric Utilities — 1.1%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 4,141,880
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	1,750	1,219,451
South Carolina Public Service Authority:
5.50%, 12/1/54	2,180	2,241,983
5.75%, 12/1/47	10,000	10,544,111
		$ 18,147,425
Escrowed/Prerefunded — 1.1%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$14,380	$ 16,240,099
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	615,099
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	142,122
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	31,546
		$ 17,028,866

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 8.3%
Chicago Board of Education, IL:
5.00%, 12/1/41	$3,550	$ 3,282,629
5.00%, 12/1/42	6,950	6,463,624
5.00%, 12/1/44	2,305	2,092,729
5.00%, 12/1/46	5,500	4,897,831
5.00%, 12/1/46	2,500	2,229,066
5.00%, 12/1/47	13,635	12,281,193
6.00%, 12/1/49	4,375	4,472,728
Chicago, IL:
5.00%, 1/1/44	7,000	6,567,674
5.00%, 1/1/45	5,250	4,937,358
5.25%, 1/1/38	6,750	6,889,211
5.25%, 1/1/45	4,590	4,463,169
5.50%, 1/1/43	2,000	2,003,351
5.50%, 1/1/49	3,500	3,380,380
6.00%, 1/1/42	1,000	1,054,666
Detroit, MI:
5.00%, 4/1/30	1,400	1,454,490
5.00%, 4/1/31	865	895,554
6.00%, 5/1/43	1,000	1,069,553
Graford Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,575	2,997,986
Illinois:
5.00%, 12/1/42	8,125	8,135,234
5.50%, 5/1/39	1,085	1,127,708
5.50%, 3/1/47	2,000	2,033,208
5.75%, 5/1/45	1,115	1,151,473
Kentfield School District, CA, (Election of 2024), 4.00%, 8/1/49	1,345	1,175,381
Mida Cormont Public Infrastructure District, UT:
0.00%, 6/1/55(1)	5,225	4,254,107
8.50%, 6/15/55(1)	1,600	1,602,620
Puerto Rico:
0.00%, 7/1/33	731	507,252
4.00%, 7/1/33	4,500	4,391,067
4.00%, 7/1/41	7,584	6,614,860
5.625%, 7/1/29	3,343	3,540,989
5.75%, 7/1/31	8,681	9,429,595
Royse City Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/55(2)(4)	3,675	3,776,246
5.25%, 2/15/58(2)(4)	6,325	6,484,769
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Diego Unified School District, CA, (Election of 2012), 4.00%, 7/1/50	$900	$ 779,149
Spring Independent School District, TX, (PSF Guaranteed), 5.25%, 8/15/55(2)(4)	5,400	5,581,116
		$ 132,017,966
Hospital — 9.5%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$6,495	$ 6,218,337
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/36	975	988,143
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	3,000	2,877,083
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
4.00%, 7/1/46	1,000	806,980
5.00%, 7/1/36	1,200	1,231,624
5.00%, 7/1/54	6,000	5,414,132
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	450	426,381
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System), 4.25%, 8/15/54	11,500	9,899,460
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	11,160	7,505,023
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	3,290	2,839,286
5.50%, 11/1/47	4,000	4,073,097
Connecticut State Health and Educational Facilities Authority, (Connecticut Children Medical Center), 4.25%, 7/15/53	1,945	1,653,777
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,180,964
Doylestown Hospital Authority, PA, 5.375%, 7/1/39(1)	1,510	1,593,079
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
4.00%, 7/15/45	1,695	1,301,223
4.00%, 7/15/48	2,000	1,475,581
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	1,300	1,125,352
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	1,500	1,467,910
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,805,478
Halifax Hospital Medical Center, FL, (Daytona Beach), 4.25%, 6/1/54	3,250	2,789,847

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Illinois Finance Authority, (Northshore University Health System), (SPA: JPMorgan Chase Bank, N.A.), 2.65%, 8/15/49(5)	$1,555	$ 1,555,000
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,321,523
Illinois Finance Authority, (University of Chicago Medical Center), (LOC: TD Bank, N.A.), 2.60%, 8/1/44(5)	2,000	2,000,000
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/42	5,500	4,222,086
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	3,400	3,336,139
Michigan Finance Authority, (Henry Ford Health Detroit), Green Bonds, 4.375%, 2/28/54	3,000	2,623,344
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	5,296,450
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	7,405	7,264,713
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 5.00%, 6/1/48	1,905	1,865,293
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	927,015
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,785,672
5.00%, 2/15/44	3,835	3,518,674
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	5,890	4,754,992
5.00%, 7/1/41	1,750	1,708,704
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	565	482,027
Onondaga Civic Development Corp., NY, (Crouse Health Hospital, Inc.), 5.125%, 8/1/44	6,460	5,222,347
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	3,978,710
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54	2,750	2,771,325
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare), 5.75%, 11/15/54	2,500	2,501,162
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	9,335	8,341,683
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,826,609
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	$4,000	$ 4,239,268
6.00%, 9/1/53	4,000	4,216,770
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	3,000	2,598,268
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	583,032
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), 5.50%, 2/15/54	5,000	5,224,172
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,625,138
		$ 151,462,873
Housing — 6.7%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.625%, 10/1/49	$3,580	$ 3,380,671
Alachua County Housing Finance Authority, FL, (Woodland Park II LLC), 6.30% to 7/1/43 (Put Date), 7/1/55(1)	3,200	3,168,146
Burke County Development Authority, GA, (KSU Summit II Student Housing):
4.50%, 7/15/50	1,430	1,322,291
4.625%, 7/15/56	2,400	2,194,426
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	4,000	3,247,326
Colorado Housing and Finance Authority, (Fitzsimons Gateway Apartments), Social Bonds, (FNMA), 4.48%, 3/1/44	3,250	3,057,317
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	9,900	6,270,743
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,650	1,562,679
Kentucky Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/44	1,985	1,847,974
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	1,975	1,949,039
Knox County Health Educational and Housing Facility Board, TN, (MTEBS Village), (FNMA), 4.625%, 12/1/43	1,450	1,397,020
Maine Housing Authority, Social Bonds, 4.70%, 11/15/53	775	728,359
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,057,225

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/60(1)	$2,200	$ 1,924,852
Mississippi Home Corp., MS, (Jackson Housing Portfolio), (FNMA), 4.55%, 4/1/42	2,500	2,435,063
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	6,734	6,329,636
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.55%, 10/1/44	635	601,628
New Hampshire Business Finance Authority:
3.625%, 8/20/39	4,962	4,521,288
5.15% to 6/1/35 (Put Date), 6/20/41	2,999	3,011,667
New York City Housing Development Corp., NY, (8 Spruce Street), 5.25%, 12/15/31	1,500	1,537,087
Ohio Housing Finance Agency, (Havens Edge Apartment), 5.70%, 8/1/43(1)	1,750	1,755,893
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/44	1,300	1,258,648
5.25%, 6/1/54	2,325	2,224,396
Public Finance Authority, WI, (KSU Bixby Real Estate Foundation LLC):
5.25%, 6/15/45	550	538,214
5.25%, 6/15/50	750	738,363
5.50%, 6/15/55	750	734,501
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	1,869,167
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.60%, 10/1/48	3,700	3,439,789
Shelby County Health and Educational Facilities Board, TN, (Madrone Memphis Student Housing I LLC):
5.00%, 6/1/44(1)	1,250	1,161,391
5.25%, 6/1/56(1)	5,000	4,512,091
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(6)	860	860,000
11.00%, 7/1/31(6)	2,000	2,000,000
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	4,655	4,481,011
Vail Home Partners Corp., CO:
5.75%, 10/1/45(1)	415	408,797
5.875%, 10/1/55(1)	2,500	2,448,441
6.00%, 10/1/64(1)	4,000	3,926,574
Vancouver Housing Authority, WA, (Cougar Creek), 4.50%, 10/1/42	1,250	1,202,809
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	8,377	7,592,209
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Washington State Housing Finance Commission, (Radford Court and Nordheim Court):
5.00%, 7/1/54	$1,500	$ 1,401,807
5.50%, 7/1/59	2,000	1,998,853
West Virginia Housing Development Fund, Social Bonds, 4.45%, 11/1/49	1,990	1,799,809
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.375%, 11/1/39	8,000	7,908,613
		$ 106,805,813
Industrial Development Revenue — 12.5%
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	$12,200	$ 11,929,905
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	6,756,304
Baldwin County Industrial Development Authority, AL, (Novelis Corp.), (AMT), 5.00% to 6/1/32 (Put Date), 6/1/55(1)	3,200	3,195,831
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	6,690	6,491,144
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,483,996
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	4,684,412
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(1)	2,500	2,280,146
(AMT), 4.70%, 1/1/52(1)	5,510	4,836,951
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	1,250	1,251,030
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	11,710	10,061,429
(AMT), 5.25%, 7/15/34	1,500	1,559,232
(AMT), 5.50%, 7/15/36	9,000	9,432,113
(AMT), 5.50%, 7/15/39	350	359,680
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	6,000	6,010,889
(AMT), 3.50%, 12/1/51(1)	9,250	6,650,883
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	6,350	4,976,454
Mobile County Industrial Development Authority, AL, (AM/LS Calvert LLC):
(AMT), 4.75%, 12/1/54	14,650	12,812,100
(AMT), 5.00%, 6/1/54	7,250	6,603,730

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	$13,325	$ 11,778,954
(AMT), 4.875%, 11/1/42(1)	1,975	1,779,553
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,845	1,453,067
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	460,060
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	7,105	7,112,397
5.50%, 6/1/33	4,375	4,379,334
(AMT), 5.625%, 11/15/30	3,840	3,844,031
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	8,684,053
(AMT), 5.00%, 10/1/40	18,780	18,478,628
(AMT), 5.625%, 4/1/40	10,000	10,261,291
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	7,000	6,212,619
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	3,000	2,855,408
Pennsylvania Economic Development Financing Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/51(1)	1,965	1,996,183
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	1,700	1,335,007
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	4,950	4,595,323
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(1)	2,750	2,514,624
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 6/1/32 (Put Date), 6/1/52(1)	1,250	1,217,407
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	476,465
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,349,873
West Virginia Economic Development Authority (Commercial Metals Co.), (AMT), 4.625% to 5/15/32 (Put Date), 4/15/55	2,760	2,691,523
West Virginia Economic Development Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/55(1)	2,250	2,287,636
		$ 198,139,665
Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.1%
Walker County Board of Education, AL, (AG), 4.25%, 3/1/54	$1,500	$ 1,312,862
		$ 1,312,862
Insured - Electric Utilities — 0.1%
Garland, TX, Electric Utility System Revenue, (AG), 4.25%, 3/1/55	$2,260	$ 1,943,198
		$ 1,943,198
Insured - General Obligations — 0.5%
Generation Park Management District, TX, (AG), 3.75%, 9/1/49	$2,295	$ 1,799,857
Harris County Improvement District No. 18, TX:
(BAM), 3.50%, 9/1/48	1,345	1,024,414
(BAM), 3.50%, 9/1/49	1,265	952,832
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.50%, 3/1/48	2,785	2,115,874
(BAM), 3.50%, 3/1/49	2,695	2,028,545
		$ 7,921,522
Insured - Hospital — 2.1%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AG), 5.00%, 4/1/48	$2,125	$ 2,118,867
Grand Forks, ND, (Altru Health System), (AG), 3.00%, 12/1/46	6,505	4,623,675
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	1,510	1,547,884
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	7,000	6,128,583
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	12,880	11,183,158
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AG), 5.00%, 11/1/51	1,940	1,902,018
(AG), 5.75%, 11/1/53	2,000	2,109,836
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	1,205	1,079,903
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/49	3,750	3,186,670
		$ 33,880,594

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.3%
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	$5,000	$ 4,984,624
		$ 4,984,624
Insured - Special Tax Revenue — 3.5%
Harris County-Houston Sports Authority, TX:
(AG), (NPFG), 0.00%, 11/15/34	$12,700	$ 8,036,461
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,073,488
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	9,395	9,045,219
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	362,659
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	9,605	8,708,348
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AG), 0.00%, 12/15/56	10,000	1,815,419
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 7.00%, 10/1/39	14,500	16,227,692
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.375%, 11/15/52	2,000	2,104,785
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AG), 4.375%, 12/1/58	2,910	2,540,372
Tolomato Community Development District, FL:
(AG), 3.75%, 5/1/39	2,500	2,391,820
(AG), 3.75%, 5/1/40	2,980	2,818,405
		$ 55,124,668
Insured - Transportation — 3.6%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.50%, 1/1/48	$3,250	$ 3,325,789
(AG), (AMT), 5.50%, 1/1/53	11,245	11,456,505
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	6,624,096
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,658,230
Foothill/Eastern Transportation Corridor Agency, CA, (AG), 5.625%, 1/15/32	1,955	2,230,526
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	5,000	4,191,206
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	4,950	4,853,750
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AG), (AMT), 5.50%, 6/30/59	3,000	3,003,313
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AG), (AMT), 4.625%, 6/30/54	3,515	3,145,769
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport): (continued)
Green Bonds, (AG), (AMT), 5.00%, 6/30/54	$1,105	$ 1,046,489
Green Bonds, (AG), (AMT), 5.125%, 6/30/60	5,550	5,274,864
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,390	8,014,538
		$ 56,825,075
Insured - Water and Sewer — 0.3%
Carmel, IN, Waterworks Revenue, (BAM), 4.25%, 5/1/53	$1,675	$ 1,442,532
Terre Haute Sanitary District, IN, (BAM), 4.375%, 1/1/49	3,355	2,956,107
		$ 4,398,639
Lease Revenue/Certificates of Participation — 2.4%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,501,972
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	12,950	12,840,913
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,265,018
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	890	892,354
5.00%, 6/15/44	8,240	8,259,918
New Jersey Educational Facilities Authority, (Higher Education Capital Improvement Fund), 4.625%, 9/1/48	3,500	3,382,435
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	1,985	1,796,193
		$ 37,938,803
Other Revenue — 3.4%
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	$4,545	$ 3,041,426
5.00%, 6/1/55	15,635	12,717,998
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,315	4,607,406
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	6,250	2,437,500
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,275,287
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,167,606
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,294,563

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	$2,040	$ 2,016,591
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	9,783,581
Public Authority for Colorado Energy, CO, 6.50%, 11/15/38	2,000	2,331,486
Public Finance Authority, WI, (Inperium, Inc.):
5.50%, 12/1/44(1)	5,000	4,844,818
5.75%, 12/1/54(1)	6,000	5,812,954
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	550	555,352
		$ 53,886,568
Senior Living/Life Care — 14.1%
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	$7,945	$ 7,945,819
5.00%, 11/15/38	1,000	1,003,811
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	673,901
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(1)	140	136,997
Green Bonds, 5.00%, 11/15/51(1)	2,660	2,236,327
Green Bonds, 5.00%, 11/15/56(1)	2,740	2,260,852
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,128,942
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	150	130,125
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	225	200,565
5.375%, 11/15/55	300	266,949
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,691,421
5.00%, 5/15/58	2,525	1,684,914
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	756,367
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	902,446
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	5,000	4,804,745
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	2,100	1,814,289
Florida Development Finance Corp., (The Glenridge on Palmer Ranch), 5.00%, 6/1/51(1)	8,000	6,961,201
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	$1,000	$ 932,836
Franklin County, OH, (Ohio Living Communities):
5.00%, 7/1/40	4,000	3,872,309
5.50%, 7/1/41	6,000	6,080,874
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/56(1)	5,050	3,622,657
5.00%, 4/1/47(1)	1,000	893,634
5.00%, 4/1/54(1)	1,660	1,432,344
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	3,033,457
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	275	275,412
6.375%, 1/1/33	60	60,106
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,646,736
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	365,180
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,770	1,640,743
5.00%, 5/15/43	2,750	2,618,139
5.00%, 5/15/49	3,955	3,593,477
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,715,432
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 5.25%, 11/15/54	2,960	2,837,956
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,600,734
5.00%, 11/15/38(1)	1,010	1,027,750
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	962,074
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(6)	8	85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,241,489
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.25%, 2/1/48	1,000	955,202
5.25%, 2/1/54	1,250	1,171,824
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	7,805,256
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,245	1,587,450

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(1)	$555	$ 527,846
5.75%, 7/1/54(1)	1,745	1,644,113
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
6.25%, 10/1/45	2,200	2,121,695
6.50%, 10/1/55	1,600	1,548,547
6.50%, 10/1/60	1,125	1,079,957
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	13,994,702
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	16,000	13,499,667
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.375%, 1/1/39	1,250	1,097,443
5.00%, 1/1/49	4,000	3,412,032
5.25%, 1/1/54	2,000	1,739,051
North Carolina Medical Care Commission, (EveryAge), 5.00%, 9/1/54	1,340	1,201,702
North Carolina Medical Care Commission, (Penick Village), 5.50%, 9/1/54	1,665	1,550,358
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	6,020	8,332,053
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,935	1,503,398
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	770,315
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(1)	1,000	947,980
5.25%, 5/15/47(1)	1,335	1,203,704
5.25%, 5/15/52(1)	2,750	2,415,004
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	13,000	13,583,847
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,500	2,444,735
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,243,623
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.375%, 10/1/45	1,600	1,594,124
6.50%, 10/1/55	2,200	2,167,313
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	715	637,001
6.75%, 11/15/51	3,250	2,711,169
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks): (continued)
6.875%, 11/15/55	$185	$ 154,622
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/56	4,265	3,150,336
Tempe Industrial Development Authority, AZ, (Mirabella at ASU):
6.125%, 10/1/47(1)	4,100	2,675,073
6.125%, 10/1/52(1)	8,850	5,603,684
Venice, FL, (Village On The Isle), 5.625%, 1/1/60(1)	2,000	1,854,826
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	2,000	2,167,439
7.00%, 9/1/59	9,000	9,702,657
Virginia Small Business Financing Authority, (Lifespire of Virginia):
4.50%, 12/1/44	4,250	3,857,024
5.50%, 12/1/54	1,250	1,230,948
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,490,426
5.00%, 7/1/46(1)	1,400	1,225,359
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(1)	7,225	6,021,447
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,536,417
5.00%, 1/1/49(1)	695	608,349
5.00%, 1/1/55(1)	1,500	1,277,993
Wisconsin Health and Educational Facilities Authority, (Dickson Hollow Phase II), 6.125%, 10/1/59	1,700	1,697,789
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/57	1,000	710,677
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities):
5.25%, 8/15/39	1,415	1,437,427
5.75%, 8/15/54	920	918,352
5.75%, 8/15/59	4,000	3,962,452
		$ 223,827,503
Special Tax Revenue — 10.2%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$13,760	$ 13,331,042
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	13,580	13,562,516
Coastal Ridge Community Development District, FL, 5.75%, 5/1/45	3,015	2,978,831

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Denton County, TX, (Green Meadows Public Improvement District Improvement Area):
5.375%, 12/31/45(1)	$1,500	$ 1,502,772
5.625%, 12/31/55(1)	1,101	1,104,518
District of Columbia Income Tax Revenue, 5.25%, 6/1/50(2)	4,000	4,138,480
Downtown Revitalization Public Infrastructure District, UT, 5.00%, 7/15/35(1)	1,000	1,002,279
Hobe-St. Lucie Conservancy District, FL:
5.60%, 5/1/44	1,000	987,690
5.875%, 5/1/55	1,950	1,905,427
Kingston One Community Development District, FL, (Assessment Area One 2025):
5.75%, 5/1/45(1)	1,750	1,720,966
6.00%, 5/1/57(1)	4,500	4,409,823
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.00%, 5/1/36	3,685	3,701,121
5.125%, 5/1/46	4,000	3,810,622
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	464,704
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	1,800	1,807,925
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 6/15/50	11,575	11,248,213
Mida Mountain Village Public Infrastructure District, UT:
5.125%, 6/15/54(1)	2,375	2,179,198
6.00%, 6/15/54(1)	3,375	3,365,225
Middleton Community Development District A, FL, 4.75%, 5/1/55	1,400	1,261,967
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	1,005	10
5.75%, 5/1/38	970	977,999
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	5,000	4,554,383
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.50%, 11/1/45(2)	20,000	20,945,000
(SPA: JPMorgan Chase Bank, N.A.), 2.75%, 11/1/36(5)	2,300	2,300,000
Ohio County, WV, (The Highlands), 5.25%, 6/1/53	3,400	3,200,805
Oneida Indian Nation of New York, NY, 6.00%, 9/1/43(1)	2,300	2,406,048
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,153,570
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Point Phase 1 Public Infrastructure District No. 1, UT, 5.875%, 3/1/45	$3,750	$ 3,754,835
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	18,623	5,795,293
0.00%, 7/1/51	40,064	9,230,681
4.75%, 7/1/53	9,834	8,826,777
5.00%, 7/1/58	16,285	14,905,928
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,132,370
South Village Community Development District, FL:
4.875%, 5/1/35	500	500,934
5.00%, 5/1/38	100	100,048
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	808	755,287
Series A2, 5.80%, 5/1/35(6)	755	481,611
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	360	342,327
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,905	3,741,587
		$ 162,588,812
Transportation — 10.1%
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	$2,025	$ 1,905,029
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	2,810	2,669,005
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	4,000	4,033,440
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,500,877
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,209,792
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/45	2,250	2,228,347
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	966,547
0.00%, 7/1/30	500	396,798
0.00%, 7/1/31	1,150	848,122
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.50%, 9/1/59	9,345	9,311,083
Metropolitan Washington Airports Authority, D.C., (LOC: TD Bank, N.A.), 2.75%, 10/1/39(5)	1,545	1,545,000

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	$3,635	$ 3,640,025
New York Thruway Authority, 4.00%, 1/1/45	7,770	6,839,227
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.25%, 6/30/49	10,000	9,590,477
Green Bonds, (AMT), 6.00%, 6/30/44	1,250	1,317,106
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,505	3,386,396
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/29	4,700	5,047,439
(AMT), 5.00%, 12/1/31	8,000	8,679,207
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	13,180	12,424,862
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	4,000	3,376,899
Public Finance Authority, WI, (Georgia SR 400 Express Lanes):
(AMT), 5.75%, 12/31/65(4)	10,750	10,264,189
(AMT), 6.50%, 6/30/60(4)	5,500	5,786,569
(AMT), 6.50%, 12/31/65(4)	7,500	7,833,325
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,198,711
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	11,100	10,837,654
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,920	2,903,491
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,400	2,193,398
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	1,765	1,790,356
(AMT), 5.50%, 6/30/43	2,190	2,211,495
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	338,402
0.00%, 8/1/46	2,500	814,186
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	7,000	7,017,990
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project), (AMT), 4.00%, 1/1/40	3,220	2,888,055
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	10,000	9,271,165
		$ 160,264,664
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.7%
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	$4,550	$ 4,011,176
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(2)	3,000	3,064,470
Texas Water Development Board, 4.25%, 10/15/51	5,230	4,640,876
		$ 11,716,522
Total Tax-Exempt Municipal Obligations (identified cost $1,608,789,941)		$1,554,432,244

Taxable Municipal Obligations — 4.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$312	$ 56,233
		$ 56,233
Education — 0.6%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 831,050
4.50%, 8/1/43(1)	1,500	1,006,497
Capital Trust Authority, FL, (Mason Classical Academy), 6.75%, 6/1/31(1)	2,985	2,965,315
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	3,500	3,615,134
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,378,918
		$ 9,796,914
General Obligations — 0.5%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,098,122
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	800,894
Social Bonds, 3.344%, 4/1/30	125	117,901
Social Bonds, 3.644%, 4/1/34	500	451,213
		$ 7,468,130
Hospital — 0.7%
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	$6,000	$ 4,214,780

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 4.30%, 8/1/42(5)	$7,470	$ 7,470,000
		$ 11,684,780
Housing — 0.4%
Alachua County Housing Finance Authority, FL, (Woodland Park II LLC), 7.00% to 7/1/28 (Put Date), 7/1/29(1)	$2,000	$ 2,004,070
Florida Development Finance Corp., (The Henry Project), 8.00%, 6/1/37(1)	3,985	3,984,393
New York State Housing Finance Agency, (160 Madison Avenue LLC), (LOC: Landesbank Hessen-Thuringen Girozentrale), 4.31%, 11/1/46(5)	905	905,000
		$ 6,893,463
Insured - General Obligations — 0.0%†
Elmwood Park, IL, (AG), 2.544%, 12/1/36	$325	$ 253,130
		$ 253,130
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/41	$16,290	$ 6,116,703
(AG), 0.00%, 10/1/44	8,000	2,427,476
(AG), 0.00%, 10/1/46	15,000	3,967,081
		$ 12,511,260
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$780	$ 778,891
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	424,437
		$ 1,203,328
Special Tax Revenue — 1.3%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$735	$ 712,107
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,736,782
5.25%, 3/1/31	2,910	2,892,581
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Oneida Indian Nation of New York, NY, 8.00%, 9/1/40(1)	$14,000	$ 14,314,437
		$ 20,655,907
Total Taxable Municipal Obligations (identified cost $72,880,044)		$ 70,523,145
Total Investments — 103.3% (identified cost $1,701,307,341)		$1,644,097,481
Other Assets, Less Liabilities — (3.3)%		$ (52,361,650)
Net Assets — 100.0%		$1,591,735,831
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $331,151,233 or 20.8% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
At July 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	11.1%
Others, representing less than 10% individually	91.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 6.7% of total investments.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Statement of Assets and Liabilities (Unaudited)

July 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,701,307,341)	$1,644,097,481
Cash	93,207
Interest receivable	17,090,816
Receivable for investments sold	23,147,280
Receivable for Fund shares sold	853,316
Receivable from affiliates	106,848
Trustees' deferred compensation plan	188,122
Due from broker for floating rate notes issued	12,320,000
Total assets	$1,697,897,070
Liabilities
Payable for floating rate notes issued	$50,724,485
Due to broker for floating rate notes redeemed	8,000,000
Payable for when-issued securities	39,225,505
Payable for Fund shares redeemed	6,331,063
Distributions payable	326,367
Payable to affiliates:
Investment adviser fee	596,912
Distribution and service fees	87,119
Sub-transfer agency fee	6,473
Trustees' deferred compensation plan	188,122
Interest expense and fees payable	216,622
Accrued expenses	458,571
Total liabilities	$106,161,239
Net Assets	$1,591,735,831
Sources of Net Assets
Paid-in capital	$1,805,698,651
Accumulated loss	(213,962,820)
Net Assets	$1,591,735,831
Class A Shares
Net Assets	$310,157,316
Shares Outstanding	40,136,561
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.73
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$7.99
Class C Shares
Net Assets	$23,291,311
Shares Outstanding	3,258,973
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.15
Class I Shares
Net Assets	$970,364,538
Shares Outstanding	125,448,051
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.74

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2025
Class W Shares
Net Assets	$287,922,666
Shares Outstanding	37,226,205
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.73
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2025
Investment Income
Interest income	$46,248,513
Total investment income	$46,248,513
Expenses
Investment adviser fee	$3,757,603
Distribution and service fees:
Class A	406,065
Class C	137,289
Trustees’ fees and expenses	52,331
Custodian fee	207,062
Transfer and dividend disbursing agent fees	224,783
Legal and accounting services	128,710
Printing and postage	11,529
Registration fees	87,121
Interest expense and fees	809,884
Miscellaneous	190,956
Total expenses	$6,013,333
Deduct:
Reimbursement of investment adviser fee — Class W	$591,997
Total expense reductions	$591,997
Net expenses	$5,421,336
Net investment income	$40,827,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(22,685,472)
Net realized loss	$(22,685,472)
Change in unrealized appreciation (depreciation):
Investments	$(80,368,330)
Net change in unrealized appreciation (depreciation)	$(80,368,330)
Net realized and unrealized loss	$(103,053,802)
Net decrease in net assets from operations	$(62,226,625)

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Statements of Changes in Net Assets

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$40,827,177	$76,294,188
Net realized gain (loss)	(22,685,472)	2,093,271
Net change in unrealized appreciation (depreciation)	(80,368,330)	1,092,164
Net increase (decrease) in net assets from operations	$(62,226,625)	$79,479,623
Distributions to shareholders:
Class A	$(7,202,265)	$(14,377,178)
Class C	(504,674)	(1,228,049)
Class I	(25,828,663)	(51,191,920)
Class W	(6,995,764)	(8,561,261)
Total distributions to shareholders	$(40,531,366)	$(75,358,408)
Transactions in shares of beneficial interest:
Class A	$(16,867,081)	$38,781,689
Class C	(6,287,498)	(7,774,526)
Class I	(247,158,762)	247,490,366
Class W	44,218,051	148,605,908
Net increase (decrease) in net assets from Fund share transactions	$(226,095,290)	$427,103,437
Net increase (decrease) in net assets	$(328,853,281)	$431,224,652
Net Assets
At beginning of period	$1,920,589,112	$1,489,364,460
At end of period	$1,591,735,831	$1,920,589,112

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Financial Highlights

	Class A
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.20	$8.16	$8.15	$9.08	$9.36	$9.38
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.35	$0.34	$0.29	$0.28	$0.31
Net realized and unrealized gain (loss)	(0.48)	0.03	0.00(2)	(0.91)	(0.28)	(0.01)(3)
Total income (loss) from operations	$(0.30)	$0.38	$0.34	$(0.62)	$0.00(2)	$0.30
Less Distributions
From net investment income	$(0.17)	$(0.34)	$(0.33)	$(0.31)	$(0.28)	$(0.32)
Total distributions	$(0.17)	$(0.34)	$(0.33)	$(0.31)	$(0.28)	$(0.32)
Net asset value — End of period	$7.73	$8.20	$8.16	$8.15	$9.08	$9.36
Total Return(4)	(3.64)%(5)	4.78%	4.42%	(6.80)%	(0.02)%	3.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$310,157	$346,532	$306,027	$306,809	$412,905	$419,256
Ratios (as a percentage of average daily net assets):(6)
Expenses excluding interest and fees	0.80%(7)	0.76%	0.79%	0.78%	0.73%	0.76%
Interest and fee expense(8)	0.09%(7)	0.12%	0.22%	0.13%	0.03%	0.06%
Total expenses	0.89%(7)	0.88%	1.01%	0.91%	0.76%	0.82%
Net expenses	0.89%(7)	0.88%	1.01%	0.91%	0.76%	0.82%
Net investment income	4.47%(7)	4.24%	4.28%	3.44%	3.01%	3.35%
Portfolio Turnover	31%(5)	46%	49%	53%	22%	54%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.58	$7.55	$7.54	$8.40	$8.66	$8.68
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.27	$0.26	$0.21	$0.20	$0.22
Net realized and unrealized gain (loss)	(0.44)	0.02	0.00(2)	(0.84)	(0.26)	(0.01)(3)
Total income (loss) from operations	$(0.30)	$0.29	$0.26	$(0.63)	$(0.06)	$0.21
Less Distributions
From net investment income	$(0.13)	$(0.26)	$(0.25)	$(0.23)	$(0.20)	$(0.23)
Total distributions	$(0.13)	$(0.26)	$(0.25)	$(0.23)	$(0.20)	$(0.23)
Net asset value — End of period	$7.15	$7.58	$7.55	$7.54	$8.40	$8.66
Total Return(4)	(3.93)%(5)	3.90%	3.65%	(7.49)%	(0.78)%	2.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,291	$31,234	$38,802	$53,672	$82,817	$97,724
Ratios (as a percentage of average daily net assets):(6)
Expenses excluding interest and fees	1.55%(7)	1.51%	1.55%	1.53%	1.48%	1.51%
Interest and fee expense(8)	0.09%(7)	0.12%	0.22%	0.13%	0.03%	0.06%
Total expenses	1.64%(7)	1.63%	1.77%	1.66%	1.51%	1.57%
Net expenses	1.64%(7)	1.63%	1.77%	1.66%	1.51%	1.57%
Net investment income	3.72%(7)	3.49%	3.53%	2.68%	2.26%	2.63%
Portfolio Turnover	31%(5)	46%	49%	53%	22%	54%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.21	$8.17	$8.16	$9.09	$9.37	$9.39
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.37	$0.36	$0.31	$0.31	$0.33
Net realized and unrealized gain (loss)	(0.48)	0.04	0.00(2)	(0.91)	(0.28)	(0.01)(3)
Total income (loss) from operations	$(0.29)	$0.41	$0.36	$(0.60)	$0.03	$0.32
Less Distributions
From net investment income	$(0.18)	$(0.37)	$(0.35)	$(0.33)	$(0.31)	$(0.34)
Total distributions	$(0.18)	$(0.37)	$(0.35)	$(0.33)	$(0.31)	$(0.34)
Net asset value — End of period	$7.74	$8.21	$8.17	$8.16	$9.09	$9.37
Total Return(4)	(3.51)%(5)	5.04%	4.68%	(6.55)%	0.24%	3.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$970,365	$1,282,568	$1,032,344	$802,994	$1,063,175	$994,877
Ratios (as a percentage of average daily net assets):(6)
Expenses excluding interest and fees	0.55%(7)	0.51%	0.54%	0.53%	0.48%	0.51%
Interest and fee expense(8)	0.09%(7)	0.12%	0.22%	0.13%	0.03%	0.06%
Total expenses	0.64%(7)	0.63%	0.76%	0.66%	0.51%	0.57%
Net expenses	0.64%(7)	0.63%	0.76%	0.66%	0.51%	0.57%
Net investment income	4.71%(7)	4.48%	4.52%	3.69%	3.25%	3.59%
Portfolio Turnover	31%(5)	46%	49%	53%	22%	54%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Financial Highlights — continued

	Class W
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,			Period Ended January 31, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$8.20	$8.17	$8.15	$9.09	$9.32
Income (Loss) From Operations
Net investment income(2)	$0.20	$0.41	$0.39	$0.35	$0.10
Net realized and unrealized gain (loss)	(0.47)	0.02	0.02	(0.92)	(0.22)
Total income (loss) from operations	$(0.27)	$0.43	$0.41	$(0.57)	$(0.12)
Less Distributions
From net investment income	$(0.20)	$(0.40)	$(0.39)	$(0.37)	$(0.11)
Total distributions	$(0.20)	$(0.40)	$(0.39)	$(0.37)	$(0.11)
Net asset value — End of period	$7.73	$8.20	$8.17	$8.15	$9.09
Total Return(3)	(3.30)%(4)	5.39%	5.30%	(6.23)%	(1.30)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$287,923	$260,256	$112,191	$34,218	$302
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.53%(6)	0.49%	0.51%	0.51%	0.43%(6)
Interest and fee expense(7)	0.09%(6)	0.12%	0.22%	0.13%	0.03%(6)
Total expenses	0.62%(6)	0.61%	0.73%	0.64%	0.46%(6)
Net expenses	0.18%(6)	0.18%	0.29%	0.21%	0.09%(6)
Net investment income	5.19%(6)	4.91%	4.98%	4.30%	3.34%(6)
Portfolio Turnover	31%(4)	46%	49%	53%	22%(8)
(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	For the year ended January 31, 2022.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class W shares are sold at net asset value and are not subject to a sales charge. Class W shares are available for purchase only at the direction of the investment adviser or one of its affiliates on behalf of investors that are eligible clients of the investment adviser or its affiliates that have entered into a separate investment management or advisory agreement pursuant to which such clients pay an investment management or advisory fee, including investment vehicles that are sponsored, managed, advised or sub-advised by the investment adviser or its affiliates. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, record keeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class W shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at July 31, 2025. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2025, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $50,724,485 and $65,264,011, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2025 was 2.32% to 2.45%. For the six months ended July 31, 2025, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate including fees were $50,424,448 and 3.24%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2025.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Fund’s value-at-risk (VaR)-based limits on leverage risk. The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to July 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $134,219,004 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2025, $53,122,559 are short-term and $81,096,445 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,650,549,151
Gross unrealized appreciation	$21,327,242
Gross unrealized depreciation	(78,503,397)
Net unrealized depreciation	$(57,176,155)

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of the Fund's total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Total Daily Net Assets	Daily Income Rate
Up to $500 million	0.3150%	Up to $500 million	3.1500%
$500 million but less than $750 million	0.2925%	$500 million but less than $1 billion	2.9250%
$750 million but less than $1.5 billion	0.2700%	$1 billion but less than $1.5 billion	2.7000%
$1.5 billion but less than $2 billion	0.2475%	$1.5 billion but less than $2 billion	2.4750%
$2 billion but less than $3 billion	0.2250%	$2 billion but less than $3 billion	2.2500%
$3 billion and over	0.2025%	$3 billion and over	2.0250%
For the six months ended July 31, 2025, the investment adviser fee amounted to $3,757,603 or 0.44% (annualized) of the Fund’s average daily net assets.
BMR has agreed to reimburse the total amount of advisory fees paid by Class W shares. This agreement may be changed or terminated after June 1, 2026. Pursuant to this agreement, BMR was allocated $591,997 of the advisory fees paid by Class W shares for the six months ended July 31, 2025.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2025, EVM earned $10,834 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,384 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended July 31, 2025 in the amount of $1,325. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2025 amounted to $406,065 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2025, the Fund paid or accrued to EVD $102,967 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2025 amounted to $34,322 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2025, the Fund was informed that EVD received $1,923 and $5,953 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $545,776,791 and $770,328,048, respectively, for the six months ended July 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	2,163,239	$ 17,195,233	13,724,169	$112,639,524
Issued to shareholders electing to receive payments of distributions in Fund shares	796,099	6,323,918	1,470,289	12,097,650
Redemptions	(5,095,459)	(40,386,232)	(10,429,410)	(85,955,485)
Net increase (decrease)	(2,136,121)	$(16,867,081)	4,765,048	$ 38,781,689
Class C
Sales	185,738	$ 1,372,555	733,209	$ 5,564,552
Issued to shareholders electing to receive payments of distributions in Fund shares	62,820	461,925	144,406	1,098,402
Redemptions	(1,109,378)	(8,121,978)	(1,899,999)	(14,437,480)
Net decrease	(860,820)	$ (6,287,498)	(1,022,384)	$ (7,774,526)
Class I
Sales	25,793,438	$205,447,540	63,526,246	$523,623,708
Issued to shareholders electing to receive payments of distributions in Fund shares	3,102,360	24,721,348	5,895,992	48,577,367
Redemptions	(59,737,001)	(477,327,650)	(39,522,871)	(324,710,709)
Net increase (decrease)	(30,841,203)	$(247,158,762)	29,899,367	$247,490,366
Class W
Sales	9,030,502	$ 71,982,971	20,142,988	$166,376,978
Issued to shareholders electing to receive payments of distributions in Fund shares	880,679	6,993,663	1,038,539	8,557,508
Redemptions	(4,404,216)	(34,758,583)	(3,200,991)	(26,328,578)
Net increase	5,506,965	$ 44,218,051	17,980,536	$148,605,908

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2025.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 16,796,746	$ —	$ 16,796,746
Tax-Exempt Mortgage-Backed Securities	—	2,345,346	—	2,345,346
Tax-Exempt Municipal Obligations	—	1,554,432,244	—	1,554,432,244
Taxable Municipal Obligations	—	70,523,145	—	70,523,145
Total Investments	$ —	$1,644,097,481	$ —	$1,644,097,481

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Yield Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

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ETHYX-NCSR    7.31.25

Parametric
TABS Municipal Bond Funds
Semi-Annual Financial Statements and
Additional Information
July 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2025
Parametric
TABS Municipal Bond Funds
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Texas Water Development Board, 4.50%, 10/15/37	$1,000	$ 1,030,723
		$ 1,030,723
Education — 0.8%
New Jersey Educational Facilities Authority, (Princeton University), 5.00% to 7/1/31 (Put Date), 7/1/64	$1,000	$ 1,106,788
		$ 1,106,788
Electric Utilities — 2.0%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,139,454
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	1,500	1,564,590
		$ 2,704,044
General Obligations — 44.8%
Angleton Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	$220	$ 241,317
Auburn, ME, 2.00%, 11/1/34	1,250	998,527
California:
5.00%, 11/1/28	610	644,761
5.50%, 12/1/52	70	74,153
Columbia School District, MO, 2.10%, 3/1/27	1,040	1,026,223
Connecticut:
5.00%, 3/15/29	500	542,646
5.00%, 12/1/30	585	650,339
District of Columbia, (Washington DC), 5.00%, 10/15/44	5,000	5,040,297
Frisco, TX, 2.00%, 2/15/33	250	218,284
Gaston County, NC, 5.00%, 3/1/31	6,000	6,729,233
Massachusetts:
5.00%, 7/1/35	1,945	2,210,788
5.00%, 1/1/44	2,750	2,766,799
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	27,538
Metro, OR, 5.00%, 6/1/27	2,000	2,088,974
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,527
New York:
5.00%, 3/15/31	5,250	5,928,352
5.00%, 3/15/32	2,500	2,849,501
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY:
5.00%, 8/1/30	$1,500	$ 1,662,443
5.00%, 10/1/35	2,020	2,084,210
5.00%, 8/1/38	2,000	2,018,120
North Carolina, 2.00%, 6/1/33	1,250	1,097,087
Orange County, NC, 3.10%, 2/1/36	1,155	1,075,349
Oregon:
5.00%, 5/15/34	1,260	1,354,917
5.00%, 5/15/37	1,275	1,340,724
Pennsylvania, 4.00%, 5/1/32	2,005	2,079,064
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,616,674
San Jacinto Community College District, TX, 5.00%, 2/15/44	2,250	2,259,460
Somerville, MA:
1.75%, 10/15/32	3,155	2,697,191
1.75%, 10/15/33	1,260	1,043,711
St. Cloud Independent School District No. 742, MN, 0.00%, 2/1/28	280	260,288
Washington, 5.00%, 6/1/40	1,350	1,379,585
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/28	75	68,701
0.00%, 6/15/29	460	407,520
0.00%, 6/15/30	400	341,097
Wylie Independent School District, TX, (PSF Guaranteed), 3.25% to 8/15/28 (Put Date), 8/15/41	5,675	5,272,547
		$ 60,106,947
Hospital — 9.4%
Allegheny County Hospital Development Authority, PA, (UPMC), 2.99%, (SIFMA + 0.70%), 11/15/47(1)	$4,500	$ 4,452,472
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/33	320	347,121
5.00%, 11/1/34	300	324,681
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/15/29 (Put Date), 11/15/59	2,000	2,161,020
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	2,000	2,143,329
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,164,840
		$ 12,593,463
Housing — 15.4%
Connecticut Housing Finance Authority:
(SPA: TD Bank, N.A.), 2.31%, 11/15/48(2)	$3,000	$ 3,000,000

1
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	$1,565	$ 1,662,877
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	2,270	2,384,657
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	147,765
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	750	787,304
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,190	1,281,576
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	825	856,393
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,420	1,501,756
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	654,572
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	270,067
New York City Housing Development Corp., NY, Green Bonds, (Liq: TD Bank, N.A.), 2.30%, 5/1/50(2)	1,485	1,485,000
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	149,818
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	310,888
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	800	847,031
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	985	1,100,779
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	985	1,076,162
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,620	1,703,405
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,385	1,494,919
		$ 20,714,969
Industrial Development Revenue — 0.8%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$1,000	$ 1,005,771
		$ 1,005,771
Insured - General Obligations — 2.8%
Rancho Santiago Community College District, CA, (Election of 2002), (AG), 0.00%, 9/1/28	$2,000	$ 1,839,786
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	$2,000	$ 1,896,486
		$ 3,736,272
Insured - Industrial Development Revenue — 0.0%†
St. Vrain Lakes Metropolitan District No. 2, CO, (AG), 5.00%, 12/1/25	$65	$ 65,390
		$ 65,390
Lease Revenue/Certificates of Participation — 0.7%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,361
5.00%, 11/1/43	225	225,221
5.00%, 11/1/48	375	375,308
		$ 875,890
Other Revenue — 12.8%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$3,500	$ 3,695,512
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	2,850	2,880,968
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	3,000	3,229,550
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,055,855
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	6,000	6,370,302
		$ 17,232,187
Senior Living/Life Care — 2.7%
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/28	$305	$ 318,534
5.00%, 4/1/29	250	264,617
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/28	210	218,834
5.00%, 5/1/29	190	200,458
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/26	480	483,366
5.00%, 2/1/29	590	616,845
5.00%, 2/1/30	475	500,370

2
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	$1,000	$ 1,055,489
		$ 3,658,513
Special Tax Revenue — 1.6%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/42	$1,000	$ 1,005,150
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	1,000	1,112,294
		$ 2,117,444
Transportation — 0.6%
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/31	$750	$ 819,716
		$ 819,716
Water and Sewer — 2.2%
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	$3,000	$ 2,983,924
		$ 2,983,924
Total Tax-Exempt Municipal Obligations (identified cost $129,710,980)		$130,752,041

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 663,857
Total Taxable Municipal Obligations (identified cost $648,096)		$ 663,857

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(3)	1,502,321	$ 1,502,321
Total Short-Term Investments (identified cost $1,502,321)		$ 1,502,321
Total Investments — 99.0% (identified cost $131,861,397)		$132,918,219
Other Assets, Less Liabilities — 1.0%		$ 1,317,487
Net Assets — 100.0%		$134,235,706
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of July 31, 2025.
At July 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
New York	13.9%
Others, representing less than 10% individually	84.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 2.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency was 1.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

3
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.7%
Texas Water Development Board:
4.50%, 10/15/37	$2,000	$ 2,061,447
4.55%, 10/15/38	5,000	5,117,046
4.70%, 10/15/41	2,500	2,533,738
4.75%, 10/15/42	1,000	1,008,897
		$ 10,721,128
Education — 5.0%
Bethlehem Area School District Authority, PA, 3.271%, (67% of SOFR + 0.35%), 1/1/32(1)	$1,000	$ 997,674
California University, 5.00%, 11/1/44(2)	2,000	2,078,230
Massachusetts Development Finance Agency, (Amherst College), 5.00% to 11/1/35 (Put Date), 11/1/55	2,000	2,267,425
Massachusetts School Building Authority, 5.25%, 2/15/48	5,000	5,052,191
Ohio University, 5.00%, 12/1/45	3,250	3,258,877
Texas A&M University, 4.375%, 5/15/38	1,720	1,754,467
University of Arkansas, 5.00%, 12/1/45	1,000	1,007,667
University of Minnesota, 5.00%, 11/1/45	2,665	2,697,421
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	305	296,299
		$ 19,410,251
Electric Utilities — 4.0%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	$6,500	$ 6,598,008
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	4,000	4,172,241
Seattle, WA, Municipal Light and Power Revenue, 5.00%, 4/1/46	5,000	5,007,074
		$ 15,777,323
Escrowed/Prerefunded — 0.0%†
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(3)	$25	$ 25,000
		$ 25,000
General Obligations — 27.1%
Anna, TX, 4.125%, 2/15/41	$1,000	$ 939,628
Brookline, MA, 1.625%, 2/15/35	5,540	4,337,904
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/40	355	175,855
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Concord, MA:
4.00%, 1/15/40	$1,140	$ 1,106,735
4.00%, 1/15/41	705	672,867
Connecticut, 5.00%, 12/1/32	505	569,615
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,521,921
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	365,715
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,223,009
District of Columbia, (Washington DC):
5.00%, 10/15/44	1,000	1,008,059
5.00%, 8/1/46	2,780	2,833,650
Fairfax County, VA, 4.00%, 10/1/43	4,000	3,676,202
Florida, (Department of Transportation), 2.00%, 7/1/33	900	751,946
Forsyth County, NC, 4.00%, 6/1/43	505	479,386
Francis Howell R-III School District, MO, 3.00%, 3/1/36	2,405	2,169,695
Franklin Township Somerset County, NJ, 2.00%, 6/15/36	1,500	1,157,275
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	645	629,607
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,253,733
Guilford County, NC, 3.00%, 5/1/37	2,025	1,814,364
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	1,077,969
3.25%, 2/15/32	2,900	2,891,988
Huntersville, NC, 2.00%, 6/1/33	400	349,323
Iredell County, NC, 4.00%, 4/1/43	1,000	951,954
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	1,991,324
Lake Oswego, OR, 2.60%, 6/1/35	1,645	1,461,306
Leander Independent School District, TX, (PSF Guaranteed):
0.00%, 8/15/30	550	468,970
0.00%, 8/15/31	600	490,792
Lewisville, TX:
2.75%, 2/15/35	1,065	960,436
2.75%, 2/15/36	1,760	1,549,034
Lexington, MA, 4.00%, 2/1/42	905	851,329
Massachusetts:
4.00%, 2/1/39	4,000	3,908,848
5.00%, 7/1/34	1,560	1,775,138
5.00%, 7/1/35	3,055	3,472,472
Minnesota, 1.50%, 8/1/35	1,500	1,118,716

4
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/39	$1,930	$ 1,927,243
4.00%, 9/1/40	785	774,249
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,115,000
New Braunfels, TX, 5.00%, 2/1/41	610	630,445
New York, NY:
5.00%, 3/15/37	1,000	1,102,595
5.25%, 10/1/42	6,000	6,290,065
North Carolina, 3.00%, 6/1/31	450	445,867
Orange County, NC, 3.15%, 2/1/37	810	742,723
Oregon, 5.00%, 5/15/43	2,000	2,024,228
Pennsylvania, 4.00%, 10/1/37	6,000	5,988,135
Pickerington Local School District, OH:
4.25%, 12/1/41	800	786,269
4.25%, 12/1/42	235	227,499
Plano, TX, 3.34%, 9/1/36	5,055	4,710,589
Portland, ME, 2.50%, 4/1/36	1,610	1,341,253
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,530	3,746,946
Richmond, VA, 2.70%, 7/15/39	3,000	2,348,362
Roseville Joint Union High School District, CA, (Election of 2007), 0.00%, 8/1/41	300	134,334
San Jacinto Community College District, TX, 5.00%, 2/15/44	5,750	5,774,176
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/42	2,000	2,095,582
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	71,785
Somerville, MA, 1.875%, 10/15/36	4,490	3,411,335
Waller County, TX:
4.00%, 2/15/45	1,000	888,059
5.00%, 2/15/36	1,650	1,811,395
5.00%, 2/15/37	1,000	1,086,459
Worthington City School District, OH, 5.00%, 12/1/43	350	359,447
		$105,840,805
Hospital — 1.1%
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	$3,000	$ 3,164,840
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,095,352
		$ 4,260,192
Security	Principal Amount (000's omitted)	Value
Housing — 9.6%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$1,870	$ 1,996,539
Connecticut Housing Finance Authority:
Social Bonds, 6.25%, 5/15/54	2,675	2,915,062
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	4,550	4,834,562
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	405	425,456
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	3,760	3,297,489
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	500	335,830
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	3,155	3,397,792
Massachusetts Housing Finance Agency, (SPA: TD Bank, N.A.), 2.31%, 12/1/48(4)	975	975,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	2,420	2,559,331
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,080	900,558
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	630	548,846
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	420,916
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	756,944
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	760	849,332
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	5,650	5,989,531
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	977,706
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,495	2,623,455
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	1,675	1,807,934
Social Bonds, (GNMA), 6.00%, 1/1/54	1,715	1,880,628
		$ 37,492,911
Insured - Bond Bank — 1.3%
Indianapolis Local Public Improvement Bond Bank, IN, (AG), 4.00%, 6/1/36	$4,950	$ 4,977,390
		$ 4,977,390

5
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 3.0%
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/45	$5,370	$ 5,547,323
Texas State Technical College System, System Improvement, (AG), 5.50%, 8/1/42	5,750	6,104,816
		$ 11,652,139
Insured - General Obligations — 0.4%
Mauston School District, WI, (AG), 1.75%, 3/1/36	$1,200	$ 878,331
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	313,792
(BAM), 0.00%, 8/1/42	700	310,405
		$ 1,502,528
Insured - Industrial Development Revenue — 2.1%
St. Vrain Lakes Metropolitan District No. 2, CO:
(AG), 5.00%, 12/1/42	$1,460	$ 1,479,835
(AG), 5.00%, 12/1/46	6,810	6,696,502
		$ 8,176,337
Insured - Special Tax Revenue — 2.8%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/41	$1,750	$ 1,862,011
(AG), 5.25%, 6/1/42	1,750	1,845,672
(AG), 5.25%, 6/1/44	1,000	1,041,599
(AG), 5.25%, 6/1/45	1,000	1,036,015
Harris County-Houston Sports Authority, TX, (AG), 5.00%, 11/15/30	3,750	4,114,538
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.00%, 11/15/42	1,000	1,049,531
		$ 10,949,366
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/49	$2,140	$ 1,187,028
		$ 1,187,028
Other Revenue — 7.7%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$5,000	$ 5,279,303
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	4,700	4,722,968
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/44	1,160	1,161,381
5.00%, 11/1/47	1,000	980,793
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	$965	$ 971,269
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,609,062
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,111,710
5.00% to 12/1/31 (Put Date), 12/1/54	2,500	2,628,685
5.00% to 12/1/32 (Put Date), 5/1/55	1,250	1,313,015
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	8,000	8,493,736
		$ 30,271,922
Senior Living/Life Care — 1.7%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$925	$ 994,493
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.25%, 2/1/44	700	687,343
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,013,084
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,000	963,185
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	2,750	2,902,595
		$ 6,560,700
Special Tax Revenue — 13.2%
District of Columbia, Income Tax Revenue, 4.00%, 3/1/37	$5,000	$ 4,913,177
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/42	4,000	4,020,602
Michigan Trunk Line Fund, 4.00%, 11/15/39	15,545	14,805,876
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	4,946,309
4.00%, 2/15/39	6,095	5,841,652
5.00%, 3/15/45	9,250	9,435,752
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	3,850	3,892,613
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/41	250	261,218
5.00%, 12/1/44	2,000	2,041,781
Green Bonds, 5.25%, 11/15/39	1,215	1,315,051
		$ 51,474,031

6
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 4.7%
Alameda Corridor Transportation Authority, CA, 0.00%, 10/1/50	$2,080	$ 1,148,041
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	1,500	1,523,538
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, 5.00%, 5/15/39	6,000	6,605,018
Louisiana Gasoline and Fuels Tax Revenue, 5.00%, 5/1/39	5,000	5,365,163
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	2,904,681
Pennsylvania Turnpike Commission, 5.00%, 12/1/42	1,000	1,006,116
		$ 18,552,557
Water and Sewer — 11.2%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,615,824
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	4,968,647
Massachusetts Clean Water Trust:
Sustainability Bonds, 5.00%, 2/1/44	1,300	1,345,960
Sustainability Bonds, 5.00%, 2/1/45	2,500	2,578,789
Metropolitan Utilities District of Omaha, Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,558,075
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	4,950	4,887,471
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	16,908,905
Spotsylvania County, VA, Water and Sewer Revenue, 4.00%, 12/1/37	720	720,581
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	3,121,099
Washington Suburban Sanitary District, MD:
2.00%, 12/1/41	1,000	668,812
5.00%, 6/1/44	1,175	1,228,066
		$ 43,602,229
Total Tax-Exempt Municipal Obligations (identified cost $381,380,280)		$382,433,837

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 480,086
Total Taxable Municipal Obligations (identified cost $485,000)		$ 480,086

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(5)	6,831,192	$ 6,831,192
Total Short-Term Investments (identified cost $6,831,192)		$ 6,831,192
Total Investments — 99.7% (identified cost $388,696,472)		$389,745,115
Other Assets, Less Liabilities — 0.3%		$ 1,083,612
Net Assets — 100.0%		$390,828,727
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $25,000 or less than 0.05% of the Fund's net assets.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of July 31, 2025.
At July 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	16.4%
New York	11.2%
Others, representing less than 10% individually	70.4%

7
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 8.3% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
8
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Statements of Assets and Liabilities (Unaudited)

	July 31, 2025
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Assets
Unaffiliated investments, at value (identified cost $130,359,076 and $381,865,280, respectively)	$131,415,898	$382,913,923
Affiliated investments, at value (identified cost $1,502,321 and $6,831,192, respectively)	1,502,321	6,831,192
Interest receivable	1,524,157	4,585,351
Dividends receivable from affiliated investments	14,297	30,377
Receivable for investments sold	75,048	20,097
Receivable for Fund shares sold	46,823	280,847
Receivable from affiliates	4,214	—
Trustees' deferred compensation plan	81,607	47,802
Total assets	$134,664,365	$394,709,589
Liabilities
Payable for when-issued securities	$—	$2,091,200
Payable for Fund shares redeemed	130,796	518,576
Distributions payable	76,946	507,956
Payable to affiliates:
Investment adviser and administration fee	39,754	166,399
Distribution and service fees	12,680	10,733
Sub-transfer agency fee	2,268	1,334
Trustees' deferred compensation plan	81,607	47,802
Payable for transfer and dividend disbursing agent fees	5,954	370,698
Payable for legal and accounting services	49,197	51,709
Accrued expenses	29,457	114,455
Total liabilities	$428,659	$3,880,862
Net Assets	$134,235,706	$390,828,727
Sources of Net Assets
Paid-in capital	$146,705,620	$423,177,006
Accumulated loss	(12,469,914)	(32,348,279)
Net Assets	$134,235,706	$390,828,727
Class A Shares
Net Assets	$54,478,610	$37,130,877
Shares Outstanding	5,421,437	3,181,421
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.05	$11.67
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.39	$12.06
Class C Shares
Net Assets	$1,402,333	$3,217,545
Shares Outstanding	140,045	275,803
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.01	$11.67
Class I Shares
Net Assets	$78,354,763	$350,480,305
Shares Outstanding	7,795,472	29,999,844
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.05	$11.68
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Statements of Operations (Unaudited)

	Six Months Ended July 31, 2025
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Income
Dividend income from affiliated investments	$129,271	$282,132
Interest income	2,559,298	8,479,354
Total investment income	$2,688,569	$8,761,486
Expenses
Investment adviser and administration fee	$244,558	$1,032,176
Distribution and service fees:
Class A	68,693	47,388
Class C	6,968	18,667
Trustees’ fees and expenses	4,581	13,091
Custodian fee	20,877	55,346
Transfer and dividend disbursing agent fees	21,590	7,744
Legal and accounting services	45,349	51,023
Printing and postage	4,100	933
Registration fees	26,427	27,834
Miscellaneous	13,207	30,243
Total expenses	$456,350	$1,284,445
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$28,309	$9,993
Total expense reductions	$28,309	$9,993
Net expenses	$428,041	$1,274,452
Net investment income	$2,260,528	$7,487,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$538,092	$805,476
Net realized gain	$538,092	$805,476
Change in unrealized appreciation (depreciation):
Investments	$(467,593)	$(9,611,588)
Net change in unrealized appreciation (depreciation)	$(467,593)	$(9,611,588)
Net realized and unrealized gain (loss)	$70,499	$(8,806,112)
Net increase (decrease) in net assets from operations	$2,331,027	$(1,319,078)
10
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Statements of Changes in Net Assets

	Six Months Ended July 31, 2025 (Unaudited)
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,260,528	$7,487,034
Net realized gain	538,092	805,476
Net change in unrealized appreciation (depreciation)	(467,593)	(9,611,588)
Net increase (decrease) in net assets from operations	$2,331,027	$(1,319,078)
Distributions to shareholders:
Class A	$(878,170)	$(621,225)
Class C	(16,917)	(47,115)
Class I	(1,433,211)	(6,536,465)
Total distributions to shareholders	$(2,328,298)	$(7,204,805)
Transactions in shares of beneficial interest:
Class A	$(2,778,041)	$(1,755,934)
Class C	9,679	(683,801)
Class I	(13,903,498)	(61,236,619)
Net decrease in net assets from Fund share transactions	$(16,671,860)	$(63,676,354)
Net decrease in net assets	$(16,669,131)	$(72,200,237)
Net Assets
At beginning of period	$150,904,837	$463,028,964
At end of period	$134,235,706	$390,828,727
11
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended January 31, 2025
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,325,608	$15,982,267
Net realized gain	217,462	90,502
Net change in unrealized appreciation (depreciation)	(1,785,509)	(8,299,956)
Net increase in net assets from operations	$3,757,561	$7,772,813
Distributions to shareholders:
Class A	$(1,791,066)	$(1,314,662)
Class C	(38,628)	(100,325)
Class I	(3,305,517)	(13,586,844)
Total distributions to shareholders	$(5,135,211)	$(15,001,831)
Transactions in shares of beneficial interest:
Class A	$(4,081,498)	$(6,313,174)
Class C	(697,534)	(391,930)
Class I	(19,723,775)	11,019,407
Net increase (decrease) in net assets from Fund share transactions	$(24,502,807)	$4,314,303
Net decrease in net assets	$(25,880,457)	$(2,914,715)
Net Assets
At beginning of year	$176,785,294	$465,943,679
At end of year	$150,904,837	$463,028,964
12
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.04	$10.11	$10.17	$10.45	$10.83	$10.66
Income (Loss) From Operations
Net investment income	$0.16	$0.32(1)	$0.28	$0.17	$0.06	$0.08(1)
Net realized and unrealized gain (loss)	0.01	(0.08)	(0.07)	(0.30)	(0.32)	0.40
Total income (loss) from operations	$0.17	$0.24	$0.21	$(0.13)	$(0.26)	$0.48
Less Distributions
From net investment income	$(0.16)	$(0.31)	$(0.27)	$(0.15)	$(0.05)	$(0.08)
From net realized gain	—	—	—	—	(0.07)	(0.23)
Total distributions	$(0.16)	$(0.31)	$(0.27)	$(0.15)	$(0.12)	$(0.31)
Net asset value — End of period	$10.05	$10.04	$10.11	$10.17	$10.45	$10.83
Total Return(2)	1.69%(3)	2.38%	2.14%	(1.20)%	(2.39)%	4.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,479	$57,246	$61,741	$77,727	$119,419	$135,622
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.80%(5)	0.74%	0.75%	0.76%	0.80%	0.82%
Net expenses	0.76%(5)(6)	0.74%(6)	0.75%(6)	0.76%(6)	0.80%	0.82%
Net investment income	3.10%(5)	3.16%	2.85%	1.45%	0.59%	0.71%
Portfolio Turnover	54%(3)	55%	92%	109%	96%	176%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2025, less than 0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).
13
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.01	$10.07	$10.14	$10.39	$10.79	$10.64
Income (Loss) From Operations
Net investment income (loss)(1)	$0.12	$0.24	$0.21	$0.07	$(0.02)	$0.01
Net realized and unrealized gain (loss)	0.00(2)	(0.07)	(0.09)	(0.27)	(0.31)	0.38
Total income (loss) from operations	$0.12	$0.17	$0.12	$(0.20)	$(0.33)	$0.39
Less Distributions
From net investment income	$(0.12)	$(0.23)	$(0.19)	$(0.05)	$—	$(0.01)
From net realized gain	—	—	—	—	(0.07)	(0.23)
Total distributions	$(0.12)	$(0.23)	$(0.19)	$(0.05)	$(0.07)	$(0.24)
Net asset value — End of period	$10.01	$10.01	$10.07	$10.14	$10.39	$10.79
Total Return(3)	1.21%(4)	1.71%	1.27%	(1.89)%	(3.11)%	3.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,402	$1,391	$2,098	$3,252	$4,603	$7,473
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.55%(6)	1.49%	1.50%	1.51%	1.55%	1.57%
Net expenses	1.51%(6)(7)	1.49%(7)	1.50%(7)	1.51%(7)	1.55%	1.57%
Net investment income (loss)	2.33%(6)	2.41%	2.10%	0.71%	(0.16)%	0.05%
Portfolio Turnover	54%(4)	55%	92%	109%	96%	176%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2025, less than 0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).
14
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.05	$10.11	$10.18	$10.45	$10.83	$10.66
Income (Loss) From Operations
Net investment income	$0.17	$0.34	$0.30	$0.18	$0.09	$0.11
Net realized and unrealized gain (loss)	0.00(1)	(0.07)	(0.07)	(0.27)	(0.32)	0.40
Total income (loss) from operations	$0.17	$0.27	$0.23	$(0.09)	$(0.23)	$0.51
Less Distributions
From net investment income	$(0.17)	$(0.33)	$(0.30)	$(0.18)	$(0.08)	$(0.11)
From net realized gain	—	—	—	—	(0.07)	(0.23)
Total distributions	$(0.17)	$(0.33)	$(0.30)	$(0.18)	$(0.15)	$(0.34)
Net asset value — End of period	$10.05	$10.05	$10.11	$10.18	$10.45	$10.83
Total Return(2)	1.72%(3)	2.73%	2.29%	(0.85)%	(2.14)%	4.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,355	$92,269	$112,946	$148,903	$207,787	$253,382
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.55%(5)	0.49%	0.50%	0.51%	0.55%	0.57%
Net expenses	0.51%(5)(6)	0.49%(6)	0.50%(6)	0.51%(6)	0.55%	0.57%
Net investment income	3.35%(5)	3.41%	3.10%	1.73%	0.84%	0.92%
Portfolio Turnover	54%(3)	55%	92%	109%	96%	176%
(1)	Amount is less than $0.005.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2025, less than 0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).
15
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.91	$12.09	$12.09	$12.49	$13.07	$12.81
Income (Loss) From Operations
Net investment income	$0.20	$0.37	$0.37	$0.23	$0.13	$0.18
Net realized and unrealized gain (loss)	(0.25)	(0.18)	(0.01)	(0.40)	(0.53)	0.39
Total income (loss) from operations	$(0.05)	$0.19	$0.36	$(0.17)	$(0.40)	$0.57
Less Distributions
From net investment income	$(0.19)	$(0.37)	$(0.36)	$(0.23)	$(0.13)	$(0.18)
From net realized gain	—	—	—	—	(0.05)	(0.13)
Total distributions	$(0.19)	$(0.37)	$(0.36)	$(0.23)	$(0.18)	$(0.31)
Net asset value — End of period	$11.67	$11.91	$12.09	$12.09	$12.49	$13.07
Total Return(1)	(0.41)%(2)	1.58%	3.13%	(1.25)%	(3.08)%	4.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,131	$39,656	$46,655	$52,419	$61,492	$67,422
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.84%(4)	0.87%	1.00%	1.03%	1.02%	0.99%
Net expenses	0.84%(4)(5)	0.85%(5)	0.84%(5)	0.87%(5)	0.90%	0.90%
Net investment income	3.42%(4)	3.29%	3.20%	1.96%	1.09%	1.41%
Portfolio Turnover	44%(2)	42%	127%	159%	61%	104%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the year ended January 31, 2025, 0.01% and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023, respectively).
16
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.91	$12.09	$12.08	$12.48	$13.07	$12.81
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.30	$0.29	$0.14	$0.04	$0.09
Net realized and unrealized gain (loss)	(0.25)	(0.20)	(0.00)(2)	(0.39)	(0.54)	0.38
Total income (loss) from operations	$(0.09)	$0.10	$0.29	$(0.25)	$(0.50)	$0.47
Less Distributions
From net investment income	$(0.15)	$(0.28)	$(0.28)	$(0.15)	$(0.04)	$(0.08)
From net realized gain	—	—	—	—	(0.05)	(0.13)
Total distributions	$(0.15)	$(0.28)	$(0.28)	$(0.15)	$(0.09)	$(0.21)
Net asset value — End of period	$11.67	$11.91	$12.09	$12.08	$12.48	$13.07
Total Return(3)	(0.78)%(4)	0.82%	2.44%	(2.00)%	(3.88)%	3.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,218	$3,982	$4,437	$5,307	$8,362	$11,226
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.59%(6)	1.62%	1.75%	1.78%	1.77%	1.74%
Net expenses	1.59%(6)(7)	1.60%(7)	1.59%(7)	1.62%(7)	1.65%	1.65%
Net investment income	2.67%(6)	2.54%	2.44%	1.17%	0.34%	0.72%
Portfolio Turnover	44%(4)	42%	127%	159%	61%	104%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the year ended January 31, 2025, 0.01% and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023, respectively).
17
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$11.92	$12.11	$12.10	$12.50	$13.09	$12.82
Income (Loss) From Operations
Net investment income	$0.22	$0.40	$0.40	$0.26	$0.17	$0.22
Net realized and unrealized gain (loss)	(0.25)	(0.19)	(0.00)(1)	(0.40)	(0.54)	0.39
Total income (loss) from operations	$(0.03)	$0.21	$0.40	$(0.14)	$(0.37)	$0.61
Less Distributions
From net investment income	$(0.21)	$(0.40)	$(0.39)	$(0.26)	$(0.17)	$(0.21)
From net realized gain	—	—	—	—	(0.05)	(0.13)
Total distributions	$(0.21)	$(0.40)	$(0.39)	$(0.26)	$(0.22)	$(0.34)
Net asset value — End of period	$11.68	$11.92	$12.11	$12.10	$12.50	$13.09
Total Return(2)	(0.29)%(3)	1.84%	3.39%	(1.01)%	(2.90)%	4.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$350,480	$419,391	$414,852	$506,284	$619,232	$537,216
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.59%(5)	0.62%	0.75%	0.77%	0.77%	0.74%
Net expenses	0.59%(5)(6)	0.60%(6)	0.59%(6)	0.61%(6)	0.65%	0.65%
Net investment income	3.67%(5)	3.54%	3.44%	2.21%	1.34%	1.66%
Portfolio Turnover	44%(3)	42%	127%	159%	61%	104%
(1)	Amount is less than $(0.005).
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the year ended January 31, 2025, 0.01% and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023, respectively).
18
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
19

Parametric
TABS Municipal Bond Funds
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
J  Interim Financial Statements—The interim financial statements relating to July 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Deferred capital losses:
Short-term	$10,102,768	$28,838,894
Long-term	$4,321,253	$7,104,456
20

Parametric
TABS Municipal Bond Funds
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2025, as determined on a federal income tax basis, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Aggregate cost	$131,449,228	$386,938,967
Gross unrealized appreciation	$2,257,191	$6,740,697
Gross unrealized depreciation	(788,200)	(3,934,549)
Net unrealized appreciation	$1,468,991	$2,806,148
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
	Annual Fee Rate
Average Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Up to $1 billion	0.3500%	0.5000%
$1 billion but less than $2 billion	0.3375%	0.4750%
$2 billion but less than $5 billion	0.3250%	0.4550%
$5 billion and over	0.3175%	0.4400%
For the six months ended July 31, 2025, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Adviser and Administration Fee	$244,558	$1,032,176
Effective Annual Rate	0.35%	0.50%
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2025, the investment adviser and administration fee paid was reduced by $4,538 and $9,993 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, relating to each Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Funds’ expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51% and 0.51% of Short-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively, and 0.85%, 1.60% and 0.60% of Intermediate-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I,
21

Parametric
TABS Municipal Bond Funds
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

respectively. These agreements may be changed or terminated after June 1, 2026. Pursuant to these agreements, EVM and Parametric waived and/or reimbursed $23,771 and none in total of Short-Term Municipal Bond Fund's and Intermediate-Term Municipal Bond Fund's operating expenses, respectively, for the six months ended July 31, 2025.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on the sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended July 31, 2025 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
EVM's Sub-Transfer Agent Fees	$242	$2,331
EVD's Class A Sales Charges	$686	$126
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$675	$ —
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of EVM.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2025 for Class A shares amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A Distribution and Service Fees	$68,693	$47,388
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2025, the Funds paid or accrued to EVD the following distribution fees:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Distribution Fees	$5,226	$14,000
Pursuant to the Class C Plan, each Fund also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2025 amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Service Fees	$1,742	$4,667
22

Parametric
TABS Municipal Bond Funds
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2025, the Funds were informed that EVD received the following amount of CDSCs paid by Class A and Class C shareholders.
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A	$ —	$ —
Class C	$ —	$1,403
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2025 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Purchases
Investments (non-U.S. Government)	$74,049,851	$179,246,892
U.S. Government and Agency Securities	—	—
Total Purchases	$74,049,851	$179,246,892
Sales
Investments (non-U.S. Government)	$62,819,499	$169,511,502
U.S. Government and Agency Securities	23,559,441	66,565,840
Total Sales	$86,378,940	$236,077,342
23

Parametric
TABS Municipal Bond Funds
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2025 (Unaudited)			Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	110,326	$ 1,105,271	447,009	$ 4,492,484
Issued to shareholders electing to receive payments of distributions in Fund shares	66,744	668,888	138,943	1,396,625
Redemptions	(455,942)	(4,552,200)	(991,977)	(9,970,607)
Net decrease	(278,872)	$(2,778,041)	(406,025)	$(4,081,498)
Class C
Sales	26,168	$ 259,068	2,719	$ 27,141
Issued to shareholders electing to receive payments of distributions in Fund shares	1,508	15,059	3,116	31,197
Redemptions	(26,582)	(264,448)	(75,148)	(755,872)
Net increase (decrease)	1,094	$ 9,679	(69,313)	$ (697,534)
Class I
Sales	1,114,587	$11,175,329	6,165,714	$62,369,641
Issued to shareholders electing to receive payments of distributions in Fund shares	119,178	1,194,577	245,957	2,472,710
Redemptions	(2,623,615)	(26,273,404)	(8,392,780)	(84,566,126)
Net decrease	(1,389,850)	$(13,903,498)	(1,981,109)	$(19,723,775)
Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2025 (Unaudited)			Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	324,536	$ 3,812,452	532,621	$ 6,384,762
Issued to shareholders electing to receive payments of distributions in Fund shares	25,379	298,682	49,254	589,831
Redemptions	(497,925)	(5,867,068)	(1,110,056)	(13,287,767)
Net decrease	(148,010)	$(1,755,934)	(528,181)	$ (6,313,174)
24

Parametric
TABS Municipal Bond Funds
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund (continued)
	Six Months Ended July 31, 2025 (Unaudited)			Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	26,708	$ 316,121	51,721	$ 620,204
Issued to shareholders electing to receive payments of distributions in Fund shares	2,253	26,514	4,518	54,082
Redemptions	(87,620)	(1,026,436)	(88,782)	(1,066,216)
Net decrease	(58,659)	$ (683,801)	(32,543)	$ (391,930)
Class I
Sales	2,863,537	$33,631,090	9,674,301	$116,039,776
Issued to shareholders electing to receive payments of distributions in Fund shares	320,759	3,781,518	691,276	8,285,739
Redemptions	(8,360,106)	(98,649,227)	(9,456,947)	(113,306,108)
Net increase (decrease)	(5,175,810)	$(61,236,619)	908,630	$ 11,019,407
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2025.
9  Affiliated Investments
At July 31, 2025, the value of each Fund’s investment in funds that may be deemed to be affiliated was $1,502,321 for Short-Term Municipal Bond Fund, which represents 1.1% of its net assets, and $6,831,192 for Intermediate-Term Municipal Bond Fund, which represents 1.7% of its net assets. Transactions in such investments by the Funds for the six months ended July 31, 2025 were as follows:
Short-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$7,603,605	$53,060,994	$(59,162,278)	$ —	$ —	$1,502,321	$129,271	1,502,321
25

Parametric
TABS Municipal Bond Funds
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$27,361,166	$125,346,939	$(145,876,913)	$ —	$ —	$6,831,192	$282,132	6,831,192
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$130,752,041	$ —	$130,752,041
Taxable Municipal Obligations	—	663,857	—	663,857
Short-Term Investments	1,502,321	—	—	1,502,321
Total Investments	$1,502,321	$131,415,898	$ —	$132,918,219
Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$382,433,837	$ —	$382,433,837
Taxable Municipal Obligations	—	480,086	—	480,086
Short-Term Investments	6,831,192	—	—	6,831,192
Total Investments	$6,831,192	$382,913,923	$ —	$389,745,115
26

Parametric
TABS Municipal Bond Funds
July 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
27

Parametric
TABS Municipal Bond Funds
July 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
28

Parametric
TABS Municipal Bond Funds
July 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Parametric TABS Intermediate-Term Municipal Bond Fund and Parametric TABS Short-Term Municipal Bond Fund (together, the “Funds”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreements between the Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to each Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of Sub-adviser’s investment professionals in implementing the investment strategies of each Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board also considered the Sub-adviser’s tax-advantaged bond strategies group and the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ a tax-advantaged bond strategy. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Parametric TABS Intermediate-Term Municipal Bond Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary performance benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory. The Board noted that the performance of the Parametric TABS Short-Term Municipal Bond Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary performance benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Parametric TABS Short-Term Municipal Bond Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
29

Parametric
TABS Municipal Bond Funds
July 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on each Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.
30

EITAX-NCSR    7.31.25

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2025
Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	$1,500	$ 1,365,538
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	1,800	1,691,609
New Jersey Infrastructure Bank, Green Bonds, 5.00%, 9/1/38	990	1,100,773
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	25	23,050
		$ 4,180,970
Education — 5.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.342%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,743,787
California Educational Facilities Authority, (Stanford University), 5.00% to 3/1/35 (Put Date), 3/1/55	1,075	1,238,284
California University:
5.00%, 11/1/40(2)	4,580	4,956,420
5.00%, 11/1/41(2)	4,410	4,712,352
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	1,957,434
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	495	511,114
Massachusetts Development Finance Agency, (Amherst College), 5.00% to 11/1/35 (Put Date), 11/1/55	2,000	2,267,425
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 11/15/35 (Put Date), 5/15/55	5,000	5,629,389
Ohio State University, Green Bonds, 4.00%, 12/1/38	765	747,972
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 7/1/34	1,155	1,159,310
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	690,431
University of California, 5.00%, 5/15/40	3,600	3,861,119
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,540	1,513,470
Virginia College Building Authority, 4.00%, 2/1/33	865	872,158
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,472,923
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	2,870,580
		$ 37,204,168
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 3.4%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,721,247
4.00%, 2/15/36	1,000	999,103
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,001,573
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 11/1/35 (Put Date), 3/1/56	3,000	3,185,971
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	542,310
Florida Municipal Power Agency, 3.00%, 10/1/33	1,725	1,617,725
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	252,218
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	748,934
Metropolitan Government of Nashville and Davidson County, TN, Electric Revenue, 4.00%, 5/15/39	1,375	1,313,232
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	5,000	5,215,301
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	510,696
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,620	2,647,188
		$ 23,755,498
Escrowed/Prerefunded — 0.0%†
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	$345	$ 365,320
		$ 365,320
General Obligations — 39.9%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 300,498
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,698,399
Anoka-Hennepin Independent School District No. 11, MN, 3.00%, 2/1/36	875	778,340
Athens, AL, 5.00%, 5/1/33	200	223,932
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	775,645
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	400,816
Belding Area Schools, MI, 5.00%, 5/1/30	225	228,712
Bergen County, NJ, 2.00%, 11/1/33	1,860	1,565,334
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	275	277,808
Bexar County, TX, 3.00%, 6/15/30	5,950	5,941,115

1
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	$1,000	$ 990,238
Brookline, MA, 3.10%, 3/15/33	1,445	1,422,534
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	911,627
Burlington, VT, 5.00%, 11/1/29	45	49,317
California:
3.00%, 11/1/35	4,255	3,925,592
4.55%, 12/1/37	1,000	1,035,285
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,136,876
Celina, TX, 1.625%, 9/1/32	2,380	1,993,448
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	897,996
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	400	340,917
0.00%, 8/1/31	460	376,206
0.00%, 8/1/32	530	415,392
0.00%, 8/1/35	175	117,804
0.00%, 8/1/36	175	111,190
0.00%, 8/1/37	275	164,615
0.00%, 8/1/38	325	182,290
0.00%, 8/1/39	365	192,580
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,109,943
4.00%, 9/1/33	1,000	1,004,943
4.00%, 9/1/34	1,000	1,001,071
Chandler, AZ, 2.85%, 7/1/32	590	576,285
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	424,939
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	470,196
Clark County, NV:
3.00%, 11/1/34	1,000	931,817
4.00%, 12/1/35	1,820	1,822,045
4.00%, 6/1/36	175	174,983
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	930	773,844
1.75%, 7/1/34	1,810	1,438,362
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	322,116
College Station, TX:
3.35%, 2/15/34	1,485	1,421,527
3.45%, 2/15/35	865	822,570
Colonial School District, PA, 5.00%, 2/15/33	50	50,044
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Comal County, TX, 4.00%, 2/1/33	$5,580	$ 5,590,982
Connecticut:
4.00%, 1/15/34	3,000	3,077,424
4.00%, 1/15/35	3,000	3,051,196
5.00%, 12/1/31	1,460	1,637,677
5.00%, 3/15/35	750	850,608
5.00%, 12/1/35	1,015	1,150,204
Conroe, TX, 4.125%, 3/1/39	1,895	1,857,750
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	648,477
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	568,973
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,438,794
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	980,051
3.00%, 5/1/36	910	813,236
David Douglas School District No. 40, OR:
0.00%, 6/15/31	525	428,477
0.00%, 6/15/34	1,455	1,026,396
0.00%, 6/15/35	1,250	835,602
0.00%, 6/15/36	1,690	1,063,341
0.00%, 6/15/37	1,000	591,181
0.00%, 6/15/38	750	415,208
Dedham, MA, 3.30%, 4/1/36	775	731,590
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	742,318
Delaware, 5.00%, 5/1/37	1,370	1,518,051
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	500,463
Euless, TX, 5.00%, 2/15/34	125	136,795
Fairfax County, VA, 4.00%, 10/1/42	4,680	4,372,688
Falls City Independent School District, TX, (PSF Guaranteed):
Prerefunded to 8/15/25, 4.00%, 8/15/34	430	430,216
Prerefunded to 8/15/25, 4.00%, 8/15/34	570	570,286
Florida, (Department of Transportation):
2.00%, 7/1/33	1,535	1,282,486
3.00%, 7/1/34	5,195	4,899,999
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	360,490
3.00%, 8/15/36	500	441,529
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	1,790	1,619,158

2
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	$560	$ 620,624
5.00%, 8/15/32	935	1,019,642
5.00%, 8/15/33	1,020	1,104,085
5.00%, 8/15/34	330	354,624
Grayson County Junior College District, TX, 5.00%, 2/15/36	865	938,379
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	1,580	1,405,013
Guilford County, NC, 3.00%, 5/1/35	915	853,169
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	875,747
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	1,957,994
2.00%, 8/1/33	1,305	1,112,080
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,445	3,435,482
Hays County, TX, 3.00%, 2/15/37	1,125	984,827
Hempstead, NY:
2.00%, 6/15/33	5,935	5,116,854
2.00%, 6/15/34	6,145	5,140,947
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,028,488
Henrico County, VA, 3.35%, 8/1/36	4,670	4,400,746
Homewood, AL, 5.00%, 9/1/29	1,325	1,355,582
Honolulu City and County, HI, 3.00%, 9/1/31	30	29,650
Houston, TX, 4.00%, 3/1/37	1,730	1,693,739
Independence School District, MO, 3.25%, 3/1/38	2,605	2,358,064
Iowa City Community School District, IA, 2.75%, 6/1/30	2,850	2,719,280
Kansas City, MO, 3.00%, 2/1/35	290	265,288
Kennebunk, ME, 2.00%, 10/1/35	600	474,463
Knox County, TN, 3.00%, 6/1/35	2,925	2,686,711
Knoxville, TN, 3.00%, 5/1/39	3,365	2,853,385
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	715,017
Lake Oswego, OR, 2.50%, 6/1/33	1,255	1,154,721
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,005,411
Lane County School District No. 40, OR, 0.00%, 6/15/38	900	492,540
Lexington, MA, 3.20%, 2/15/36	1,195	1,123,853
Lone Star College System, TX, 3.00%, 2/15/36	1,395	1,237,448
Longview, TX, 4.00%, 9/1/37	1,100	1,078,377
Loudoun County, VA, 3.25%, 12/1/35	910	851,729
Malakoff Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	40	36,835
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Maryland, 5.00%, 6/1/40	$5,000	$ 5,372,419
Massachusetts, 4.00%, 5/1/36	5,025	5,042,448
McKinney, TX, 2.50%, 8/15/35	2,080	1,796,751
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	325	333,165
Merriam, KS, 4.50%, 8/1/40	3,000	2,970,157
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	391,984
Millbrae School District, CA, 2.50%, 7/1/33	265	241,017
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,550	2,581,991
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,295,663
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,189,709
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	166,111
Nebo School District, UT, 2.125%, 7/1/34	4,465	3,765,737
Nevada, 2.125%, 5/1/38	1,800	1,339,974
New York, 5.00%, 3/15/38	5,600	6,253,261
New York, NY, 4.00%, 10/1/37	1,875	1,830,696
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,404,893
0.00%, 8/1/37	6,580	4,128,458
North Carolina, 3.00%, 6/1/31	3,650	3,616,473
Orange County, NC:
3.25%, 8/1/36	2,575	2,413,807
3.30%, 8/1/37	2,270	2,102,355
Oregon:
5.00%, 5/15/39	2,250	2,333,113
5.00%, 5/15/40	2,875	2,960,866
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	4,840	4,748,531
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	252,318
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,583,903
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	790	747,045
Pennsylvania, 4.00%, 10/1/37	17,000	16,966,382
Plano, TX, 3.28%, 9/1/35	1,700	1,604,881
Portland, ME, 2.50%, 4/1/35	1,690	1,448,505
Portland, OR, (Transportation Project), 2.00%, 10/1/35	2,345	1,909,510
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	800,444

3
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Racine County, WI:
0.25%, 3/1/37	$235	$ 147,090
0.50%, 3/1/38	320	197,305
Rhode Island, 2.00%, 8/1/36	950	731,048
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	600,017
Richmond, VA:
2.60%, 7/15/37	7,845	6,398,210
2.65%, 7/15/38	7,980	6,366,295
River Falls School District, WI, 3.20%, 4/1/32	920	918,309
Romeo Community Schools, MI, 5.00%, 5/1/30	700	711,549
Romulus, MI:
4.00%, 11/1/31	250	250,716
4.00%, 11/1/32	100	100,223
4.00%, 11/1/33	250	250,306
Roseville Joint Union High School District, CA, (Election of 2007):
0.00%, 8/1/33	85	62,565
0.00%, 8/1/34	85	59,221
0.00%, 8/1/37	175	102,084
0.00%, 8/1/38	210	114,540
0.00%, 8/1/39	225	115,195
0.00%, 8/1/40	215	103,127
Round Rock, TX, 4.00%, 8/15/38	725	703,619
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	501,585
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,481,189
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	451,369
Somerville, MA, 1.75%, 10/15/34	4,150	3,330,851
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	500	496,504
Spokane, WA, 4.00%, 12/1/36	2,980	2,982,941
St. Charles School District, MO, 3.00%, 3/1/38	650	562,457
Stamford, CT, 2.00%, 8/15/33	805	681,822
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,001,824
Travis County, TX:
3.375%, 3/1/38	1,565	1,400,737
3.375%, 3/1/38	605	541,499
Tukwila, WA, 4.00%, 12/1/35	500	502,389
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/29	310	310,150
Prerefunded to 8/15/25, 4.00%, 8/15/29	235	235,113
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	$2,000	$ 2,044,059
Umatilla School District No. 6R, Umatilla County, OR, 0.00%, 6/15/30	110	93,667
Union County, NC:
3.00%, 9/1/35	920	854,392
3.00%, 9/1/36	985	896,580
United Independent School District, TX:
4.00%, 2/15/33	350	353,181
4.00%, 2/15/34	535	538,476
4.00%, 2/15/36	580	581,183
4.00%, 2/15/37	600	599,201
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	802,107
Vestavia Hills, AL, 4.00%, 8/1/35	800	804,746
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	417,249
3.00%, 10/15/36	340	302,763
Waldwick School District, NJ:
2.00%, 7/15/34	1,245	1,004,575
2.00%, 7/15/35	1,270	990,932
2.00%, 7/15/36	1,300	981,908
Washington:
5.00%, 8/1/39	1,205	1,245,351
5.00%, 8/1/40	3,925	4,039,102
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,465,061
Westchester County, NY, 2.00%, 10/15/33	650	553,823
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	2,220	1,882,454
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	361,781
Williamson County, TX, 3.00%, 2/15/33	400	381,750
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	355	330,210
Worthington City School District, OH:
0.00%, 12/1/30	235	195,870
0.00%, 12/1/31	270	214,811
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	101,237
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	406,312
		$282,358,828
Hospital — 3.8%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 90,041

4
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	$440	$ 456,693
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/35	320	342,311
5.00%, 11/1/36	335	354,409
5.00%, 11/1/37	280	294,265
5.00%, 11/1/38	365	381,039
5.00%, 11/1/39	385	398,927
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	340,947
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	99,062
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	359,563
Idaho Health Facilities Authority, ID, (St. Lukes's Health System), 5.00% to 3/1/35 (Put Date), 3/1/60	3,750	4,029,723
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,000,458
5.00%, 11/15/32	1,000	1,000,281
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,036,478
5.00%, 10/1/31	1,500	1,523,712
5.00%, 10/1/32	2,000	2,027,443
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	875,627
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	1,939,614
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	440	441,800
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,011,734
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/28	600	611,544
5.00%, 7/1/31	275	279,719
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	153,383
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.00%, 11/1/31	3,220	3,549,212
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	149,996
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,505	1,507,760
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	$285	$ 286,738
5.00%, 12/1/28	65	66,004
5.00%, 12/1/30	300	303,886
5.00%, 12/1/31	70	70,783
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	407,155
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	429,798
		$ 26,820,105
Housing — 12.6%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$4,220	$ 4,519,792
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 11/15/54	815	883,614
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,220	1,085,606
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	3,045	3,375,152
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,054,442
Iowa Finance Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 2.34%, 7/1/49(3)	4,000	4,000,000
Maricopa County and Phoenix Industrial Development Authorities, AZ, (GNMA), 5.75%, 3/1/56	6,000	6,591,345
Michigan Housing Development Authority, Social Bonds, 6.00%, 6/1/54	7,755	8,422,156
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	301,124
2019 Series A, 4.00%, 8/1/35	440	446,027
2019 Series C, 4.00%, 8/1/34	240	244,982
(FHLMC), (FNMA), (GNMA), 2.55%, 7/1/39	1,375	1,042,584
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	2,820	3,032,090
New York City Housing Development Corp., NY, Sustainability Bonds, 2.85%, 11/1/29	20	19,881
New York Mortgage Agency, 3.65%, 4/1/32	95	95,021
North Dakota Housing Finance Agency, Social Bonds, 6.00%, 7/1/54	4,820	5,228,773
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	2,190	2,389,536
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	5,575	6,064,603

5
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	$7,675	$ 7,503,895
South Dakota Housing Development Authority:
(FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	4,420	4,829,073
(FHLMC), (FNMA), GNMA), 6.25%, 11/1/55	4,980	5,540,311
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	2,470	2,694,342
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	4,790	5,252,598
Utah Housing Corp., (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/54	4,895	5,384,591
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	994	995,748
Virginia Housing Development Authority, 2.55%, 5/1/27	90	89,280
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 9/1/54	5,800	6,272,735
		$ 89,359,301
Insured - Bond Bank — 1.5%
Indianapolis Local Public Improvement Bond Bank, IN, (AG), 4.00%, 6/1/36	$10,855	$ 10,915,064
		$ 10,915,064
Insured - Education — 0.2%
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/39	$1,220	$ 1,320,692
		$ 1,320,692
Insured - Electric Utilities — 0.5%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AG), 4.00%, 1/1/37	$470	$ 465,910
(AG), 5.00%, 7/1/30	120	131,747
(AG), 5.00%, 7/1/31	225	249,142
(AG), 5.00%, 7/1/32	465	518,084
(AG), 5.00%, 7/1/33	330	366,281
(AG), 5.00%, 7/1/34	365	401,761
(AG), 5.00%, 7/1/35	260	282,842
(AG), 5.00%, 7/1/36	500	537,539
(AG), 5.00%, 7/1/37	390	415,721
(AG), 5.00%, 7/1/38	405	427,825
		$ 3,796,852
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.5%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/26	$10	$ 9,996
Mauston School District, WI, (AG), 1.60%, 3/1/34	2,255	1,751,225
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	325	230,974
(BAM), 0.00%, 8/1/35	425	285,444
(BAM), 0.00%, 8/1/36	500	316,694
(BAM), 0.00%, 8/1/37	750	446,304
(BAM), 0.00%, 8/1/38	450	251,656
		$ 3,292,293
Insured - Lease Revenue/Certificates of Participation — 0.6%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 100,643
Fairfield, CA, Certificates of Participation:
(AG), 0.00%, 4/1/34	1,000	726,234
(AG), 0.00%, 4/1/37	5,000	3,071,612
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	75	75,140
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	91,824
		$ 4,065,453
Insured - Special Tax Revenue — 1.4%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.00%, 6/1/37	$1,000	$ 1,092,241
(AG), 5.00%, 6/1/38	1,650	1,704,089
(AG), 5.00%, 6/1/39	1,350	1,442,502
(AG), 5.00%, 6/1/40	2,200	2,320,249
(AG), 5.00%, 6/1/40	1,000	1,054,659
Mobile County Board of School Commissioners, AL, (BAM), 4.00%, 3/1/36	1,405	1,390,553
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AG), 3.00%, 9/1/36	880	770,338
		$ 9,774,631
Insured - Transportation — 0.7%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/49	$7,000	$ 3,882,800
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	175	175,339
New Orleans Aviation Board, LA, (AG), 5.00%, 1/1/34	1,000	1,030,163
		$ 5,088,302

6
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.0%†
Gulf Coast Waste Disposal Authority, TX, (AG), 5.00%, 10/1/30	$250	$ 250,888
Hamburg Municipal Authority, PA, Sewer Revenue:
(AG), 2.00%, 10/1/32	45	40,404
(AG), 2.00%, 10/1/34	30	23,956
		$ 315,248
Lease Revenue/Certificates of Participation — 1.8%
Colorado Department of Transportation:
5.00%, 6/15/30	$350	$ 355,920
5.00%, 6/15/31	310	315,082
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	1,700	1,721,132
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,527,119
Los Angeles Unified School District, CA:
Green Bonds, 5.00%, 10/1/38	995	1,072,968
Green Bonds, Prerefunded to 10/1/33, 5.00%, 10/1/38	1,455	1,658,730
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,552,447
Noblesville Multi-School Building Corp., IN, 3.00%, 7/15/33	255	240,513
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	505,447
		$ 12,949,358
Other Revenue — 7.2%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$2,020	$ 2,008,446
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	5,300	5,325,901
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	5,000	5,023,254
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	505,976
5.00%, 4/1/29	275	279,459
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,151,822
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,639,637
5.00% to 12/1/31 (Put Date), 12/1/54	3,000	3,154,423
5.00% to 12/1/32 (Put Date), 5/1/55	5,000	5,252,058
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	850	949,634
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Philadelphia Energy Authority: (continued)
Sustainability Bonds, 5.00%, 11/1/38	$850	$ 900,427
Sustainability Bonds, 5.00%, 11/1/43	750	769,198
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	1,150	1,156,400
		$ 51,116,635
Senior Living/Life Care — 2.4%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,455	$ 1,486,873
4.00%, 1/1/32	350	353,889
4.00%, 1/1/33	600	603,318
4.00%, 1/1/34	685	685,458
4.00%, 1/1/35	615	608,899
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,180
5.00%, 11/15/30	910	912,919
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/31	210	225,641
5.00%, 4/1/32	315	339,297
5.00%, 4/1/33	490	527,910
5.00%, 4/1/34	415	446,301
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	100,397
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,037,552
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	310,457
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/31	205	218,868
5.00%, 5/1/32	305	326,303
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	975	965,552
5.00%, 2/1/31	1,160	1,224,631
5.00%, 2/1/32	800	845,387
5.00%, 2/1/33	515	542,655
5.00%, 2/1/34	550	577,221
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,157
Series 2016A, 5.00%, 10/1/31	300	304,319

7
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	$3,000	$ 3,055,675
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,608,646
		$ 17,368,505
Special Tax Revenue — 4.1%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/28	$315	$ 329,263
5.00%, 5/1/29	275	290,832
5.00%, 5/1/30	160	170,907
5.00%, 5/1/31	455	489,688
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	1,000	1,114,089
5.00%, 7/1/39	3,000	3,204,999
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	965,723
5.00%, 4/1/31	895	908,737
5.00%, 4/1/32	735	746,428
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	1,995	1,947,422
4.00%, 2/1/38	310	297,532
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/37	6,950	6,883,758
5.00%, 3/15/40	1,840	1,944,621
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,804,380
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,896,789
4.00%, 3/15/39	2,900	2,764,853
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,000	1,082,347
Tri-County Metropolitan Transportation District of Oregon, OR, Green Bonds, 3.00%, 9/1/37	1,100	957,008
		$ 28,799,376
Transportation — 4.9%
Alameda Corridor Transportation Authority, CA:
0.00%, 10/1/49	$1,335	$ 737,872
0.00%, 10/1/50	5,000	2,759,713
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	70	71,297
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/32	$2,565	$ 2,633,449
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,255	1,285,039
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	176,437
5.00%, 12/1/32	350	352,227
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	237,921
Green Bonds, 5.00%, 5/15/39	4,020	4,425,362
Maryland Department of Transportation, 3.00%, 10/1/31	4,730	4,687,423
Metropolitan Transportation Authority, NY, 3.351%, (67% of SOFR + 0.43%), 11/1/26(1)	885	885,087
Nevada Highway Improvement Revenue, 2.00%, 12/1/34	850	695,080
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	154,316
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	5,942,576
Port Authority of New York and New Jersey, 4.00%, 11/1/37	3,185	3,128,814
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	315,888
5.00%, 7/1/32	660	690,567
5.00%, 7/1/33	600	624,473
5.00%, 7/1/34	450	466,664
Virgin Islands Transportation and Infrastructure Corp.:
5.00%, 9/1/35	1,480	1,618,408
5.00%, 9/1/40	1,415	1,464,535
5.00%, 9/1/41	1,200	1,231,541
		$ 34,584,689
Water and Sewer — 5.0%
Collier County Water-Sewer District, FL, 3.00%, 7/1/38	$1,000	$ 845,604
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	783,950
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds:
4.00%, 10/1/36	1,475	1,466,614
4.00%, 10/1/37	1,595	1,558,795
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,177,421
Lincoln, NE, Sanitary Sewer Revenue, 3.00%, 6/15/35	615	556,527
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	220	222,137

8
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	$575	$ 578,508
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,706,566
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	105	106,991
Metropolitan Utilities District of Omaha, NE, Water System Revenue, 3.25%, 12/1/31	1,720	1,702,778
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/36	1,000	905,962
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	156,011
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	634,734
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	601,659
4.00%, 11/1/30	670	671,429
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	187,640
San Francisco, CA, Public Utilities Commission Water Revenue, 5.00%, 11/1/40	2,250	2,548,321
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	2,015	1,911,275
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,934,192
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,583,784
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,170,056
4.00%, 10/15/36	500	494,573
4.00%, 10/15/36	700	701,192
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	2,000	1,708,229
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,646,785
		$ 35,561,733
Total Tax-Exempt Municipal Obligations (identified cost $682,456,346)		$682,993,021

Short-Term Investments — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(4)	26,512,228	$ 26,512,228
Total Short-Term Investments (identified cost $26,512,228)		$ 26,512,228
Total Investments — 100.2% (identified cost $708,968,574)		$709,505,249
Other Assets, Less Liabilities — (0.2)%		$ (1,092,935)
Net Assets — 100.0%		$708,412,314
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(4)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of July 31, 2025.
At July 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	13.6%
California	10.5%
Others, representing less than 10% individually	72.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 5.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

9
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Statement of Assets and Liabilities (Unaudited)

July 31, 2025
Assets
Unaffiliated investments, at value (identified cost $682,456,346)	$682,993,021
Affiliated investments, at value (identified cost $26,512,228)	26,512,228
Interest receivable	7,174,454
Dividends receivable from affiliated investments	68,598
Receivable for investments sold	2,435,393
Receivable for Fund shares sold	815,317
Receivable from affiliates	61,783
Trustees' deferred compensation plan	40,378
Total assets	$720,101,172
Liabilities
Payable for when-issued securities	$9,688,616
Payable for Fund shares redeemed	1,227,006
Distributions payable	312,746
Payable to affiliates:
Investment adviser and administration fee	189,109
Distribution and service fees	15,902
Sub-transfer agency fee	3,347
Trustees' deferred compensation plan	40,378
Accrued expenses	211,754
Total liabilities	$11,688,858
Net Assets	$708,412,314
Sources of Net Assets
Paid-in capital	$781,713,480
Accumulated loss	(73,301,166)
Net Assets	$708,412,314
Class A Shares
Net Assets	$47,081,718
Shares Outstanding	3,928,096
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.99
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$12.39
Class C Shares
Net Assets	$6,437,367
Shares Outstanding	537,361
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.98
Class I Shares
Net Assets	$654,893,229
Shares Outstanding	54,681,647
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.98
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2025
Investment Income
Dividend income from affiliated investments	$368,975
Interest income	13,376,809
Total investment income	$13,745,784
Expenses
Investment adviser and administration fee	$1,134,512
Distribution and service fees:
Class A	62,033
Class C	35,894
Trustees’ fees and expenses	22,834
Custodian fee	89,031
Transfer and dividend disbursing agent fees	113,059
Legal and accounting services	68,793
Printing and postage	8,732
Registration fees	31,936
Miscellaneous	51,234
Total expenses	$1,618,058
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$114,566
Total expense reductions	$114,566
Net expenses	$1,503,492
Net investment income	$12,242,292
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(2,697,344)
Net realized loss	$(2,697,344)
Change in unrealized appreciation (depreciation):
Investments	$(8,178,705)
Net change in unrealized appreciation (depreciation)	$(8,178,705)
Net realized and unrealized loss	$(10,876,049)
Net increase in net assets from operations	$1,366,243
11
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Statements of Changes in Net Assets

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,242,292	$24,401,468
Net realized gain (loss)	(2,697,344)	236,502
Net change in unrealized appreciation (depreciation)	(8,178,705)	(8,966,259)
Net increase in net assets from operations	$1,366,243	$15,671,711
Distributions to shareholders:
Class A	$(745,123)	$(1,596,477)
Class C	(80,844)	(235,747)
Class I	(10,616,558)	(20,900,769)
Total distributions to shareholders	$(11,442,525)	$(22,732,993)
Transactions in shares of beneficial interest:
Class A	$(5,215,104)	$(2,179,070)
Class C	(1,248,848)	(5,770,459)
Class I	(11,000,357)	42,213,141
Net increase (decrease) in net assets from Fund share transactions	$(17,464,309)	$34,263,612
Net increase (decrease) in net assets	$(27,540,591)	$27,202,330
Net Assets
At beginning of period	$735,952,905	$708,750,575
At end of period	$708,412,314	$735,952,905
12
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Financial Highlights

	Class A
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.15	$12.26	$12.21	$12.70	$13.24	$12.90
Income (Loss) From Operations
Net investment income	$0.19	$0.35	$0.33	$0.24	$0.18	$0.21
Net realized and unrealized gain (loss)	(0.17)	(0.11)	0.05	(0.49)	(0.54)	0.34
Total income (loss) from operations	$0.02	$0.24	$0.38	$(0.25)	$(0.36)	$0.55
Less Distributions
From net investment income	$(0.18)	$(0.35)	$(0.33)	$(0.24)	$(0.18)	$(0.21)
Total distributions	$(0.18)	$(0.35)	$(0.33)	$(0.24)	$(0.18)	$(0.21)
Net asset value — End of period	$11.99	$12.15	$12.26	$12.21	$12.70	$13.24
Total Return(1)	0.16%(2)	2.02%	3.23%	(1.88)%	(2.73)%	4.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,082	$53,009	$55,676	$62,567	$81,892	$88,983
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.68%(5)	0.65%	0.68%	0.68%	0.66%	0.68%
Net expenses	0.65%(5)(6)	0.64%(6)	0.64%(6)	0.65%(6)	0.65%	0.65%
Net investment income	3.23%(5)	3.13%	2.93%	2.02%	1.39%	1.65%
Portfolio Turnover of the Portfolio(7)	—	—	6%	84%	22%	51%
Portfolio Turnover of the Fund	21%(2)	28%	52%(8)	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023, respectively).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
13
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.14	$12.26	$12.20	$12.69	$13.23	$12.89
Income (Loss) From Operations
Net investment income	$0.15	$0.27	$0.24	$0.15	$0.08	$0.12
Net realized and unrealized gain (loss)	(0.18)	(0.13)	0.06	(0.49)	(0.54)	0.34
Total income (loss) from operations	$(0.03)	$0.14	$0.30	$(0.34)	$(0.46)	$0.46
Less Distributions
From net investment income	$(0.13)	$(0.26)	$(0.24)	$(0.15)	$(0.08)	$(0.12)
Total distributions	$(0.13)	$(0.26)	$(0.24)	$(0.15)	$(0.08)	$(0.12)
Net asset value — End of period	$11.98	$12.14	$12.26	$12.20	$12.69	$13.23
Total Return(1)	(0.21)%(2)	1.17%	2.54%	(2.62)%	(3.47)%	3.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,437	$7,793	$13,691	$20,513	$30,795	$37,239
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.43%(5)	1.40%	1.43%	1.43%	1.41%	1.43%
Net expenses	1.40%(5)(6)	1.39%(6)	1.39%(6)	1.40%(6)	1.40%	1.40%
Net investment income	2.48%(5)	2.39%	2.17%	1.26%	0.64%	0.91%
Portfolio Turnover of the Portfolio(7)	—	—	6%	84%	22%	51%
Portfolio Turnover of the Fund	21%(2)	28%	52%(8)	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023, respectively).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
14
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.14	$12.25	$12.20	$12.69	$13.23	$12.89
Income (Loss) From Operations
Net investment income	$0.21	$0.38	$0.36	$0.27	$0.22	$0.25
Net realized and unrealized gain (loss)	(0.18)	(0.11)	0.05	(0.49)	(0.54)	0.34
Total income (loss) from operations	$0.03	$0.27	$0.41	$(0.22)	$(0.32)	$0.59
Less Distributions
From net investment income	$(0.19)	$(0.38)	$(0.36)	$(0.27)	$(0.22)	$(0.25)
Total distributions	$(0.19)	$(0.38)	$(0.36)	$(0.27)	$(0.22)	$(0.25)
Net asset value — End of period	$11.98	$12.14	$12.25	$12.20	$12.69	$13.23
Total Return(1)	0.28%(2)	2.27%	3.49%	(1.64)%	(2.49)%	4.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$654,893	$675,151	$639,383	$547,295	$825,332	$776,298
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.43%(5)	0.40%	0.43%	0.43%	0.41%	0.43%
Net expenses	0.40%(5)(6)	0.39%(6)	0.39%(6)	0.40%(6)	0.40%	0.40%
Net investment income	3.48%(5)	3.38%	3.17%	2.25%	1.64%	1.89%
Portfolio Turnover of the Portfolio(7)	—	—	6%	84%	22%	51%
Portfolio Turnover of the Fund	21%(2)	28%	52%(8)	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023, respectively).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
15
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
16

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to July 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $61,253,176 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2025, $30,956,830 are short-term and $30,296,346 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$719,193,575
Gross unrealized appreciation	$10,010,575
Gross unrealized depreciation	(19,698,901)
Net unrealized depreciation	$(9,688,326)
17

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the six months ended July 31, 2025, the investment adviser and administration fee amounted to $1,134,512 or 0.32% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2025, the investment adviser and administration fee paid was reduced by $12,575 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after June 1, 2026. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $101,991 in total of the Fund’s operating expenses for the six months ended July 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2025, EVM earned $5,748 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,555 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended July 31, 2025 in the amount of $325. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2025 amounted to $62,033 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2025, the Fund paid or accrued to EVD $26,921 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2025 amounted to $8,973 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
18

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2025, the Fund was informed that EVD received $2,260 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $149,361,513 and $163,439,036, respectively, for the six months ended July 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	308,436	$ 3,701,578	930,491	$ 11,325,040
Issued to shareholders electing to receive payments of distributions in Fund shares	46,134	554,721	98,111	1,192,906
Redemptions	(789,711)	(9,471,403)	(1,205,792)	(14,697,016)
Net decrease	(435,141)	$ (5,215,104)	(177,190)	$ (2,179,070)
Class C
Sales	16,846	$ 202,990	82,943	$ 1,005,900
Issued to shareholders electing to receive payments of distributions in Fund shares	4,566	54,868	14,620	177,569
Redemptions	(125,813)	(1,506,706)	(572,872)	(6,953,928)
Net decrease	(104,401)	$ (1,248,848)	(475,309)	$ (5,770,459)
Class I
Sales	7,215,003	$ 86,341,674	16,124,171	$196,206,336
Issued to shareholders electing to receive payments of distributions in Fund shares	748,241	8,988,673	1,489,811	18,101,099
Redemptions	(8,898,413)	(106,330,704)	(14,180,889)	(172,094,294)
Net increase (decrease)	(935,169)	$(11,000,357)	3,433,093	$ 42,213,141
19

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2025.
9   Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $26,512,228, which represents 3.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$45,641,594	$142,558,987	$(161,688,353)	$ —	$ —	$26,512,228	$368,975	26,512,228
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$682,993,021	$ —	$682,993,021
Short-Term Investments	26,512,228	—	—	26,512,228
Total Investments	$26,512,228	$682,993,021	$ —	$709,505,249
20

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
21

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
22

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Fund and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary performance benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
23

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

EALTX-NCSR    7.31.25

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2025
Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.1%
Security	Principal Amount (000's omitted)	Value
Education — 10.2%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.342%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 997,741
Bethlehem Area School District Authority, PA, 3.271%, (67% of SOFR + 0.35%), 1/1/32(1)	2,300	2,294,651
Connecticut Health and Educational Facilities Authority, (Yale University), 2.95% to 7/1/27 (Put Date), 7/1/49	1,250	1,250,983
Massachusetts Development Finance Agency, (Amherst College), 5.00% to 11/1/35 (Put Date), 11/1/55	500	566,856
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	1,000	1,119,114
New Jersey Educational Facilities Authority, (Princeton University), 5.00% to 7/1/31 (Put Date), 7/1/64	1,000	1,106,788
		$ 7,336,133
Electric Utilities — 7.9%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,139,454
Foley Utilities Board, AL:
5.00%, 11/1/30	655	715,462
5.00%, 11/1/31	900	989,339
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,281,834
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	1,000	1,043,060
Seattle, WA, Municipal Light and Power Revenue, 2.98%, (SIFMA + 0.25%), 5/1/45(1)	500	494,888
		$ 5,664,037
General Obligations — 30.4%
Amherst, NY, 3.00%, 11/1/31	$500	$ 480,885
Bexar County, TX, 3.00%, 6/15/30	2,300	2,296,565
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/32	100	78,376
Columbia School District, MO, 2.10%, 3/1/27	500	493,377
Connecticut, 5.00%, 12/1/30	500	555,845
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	511,239
0.00%, 6/15/27	135	127,566
0.00%, 6/15/28	90	82,418
0.00%, 6/15/30	155	132,112
Eugene School District No. 4J, OR, Lane County, 3.00%, 6/15/34	950	887,645
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Forest Lake, MN, 2.15%, 2/1/27	$300	$ 295,558
Frisco, TX, 2.00%, 2/15/33	65	56,754
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	1,000	997,237
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/32	600	470,090
Lewisville, TX, 2.75%, 2/15/33	680	639,916
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	155,226
Loudoun County, VA, 1.625%, 12/1/34	1,000	782,927
New York, NY:
5.00%, 10/1/35	1,000	1,031,787
5.00%, 8/1/38	1,000	1,009,060
North Carolina:
2.00%, 6/1/33	1,365	1,198,019
3.00%, 6/1/31	2,500	2,477,036
Oregon, 5.00%, 5/15/34	1,500	1,612,997
Pennsylvania, 4.00%, 5/1/32	500	518,470
Roseville Joint Union High School District, CA, (Election of 2007), 0.00%, 8/1/35	115	75,640
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,212,506
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	197,456
Somerville, MA, 1.75%, 10/15/33	3,000	2,485,027
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	291,500
5.00%, 4/1/30	135	148,394
St. Cloud Independent School District No. 742, MN, 0.00%, 2/1/27	200	191,533
Umatilla School District No. 6R, OR:
0.00%, 6/15/26	20	19,494
0.00%, 6/15/27	150	141,844
Washington County School District No. 13 Banks, OR, 0.00%, 6/15/32	175	136,536
		$21,791,035
Hospital — 4.4%
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/30	$250	$ 270,085
5.00%, 11/1/31	210	227,844
5.00%, 11/1/32	275	298,811
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	500	535,832

1
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 2.45%, 10/1/45(2)	$700	$ 700,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28	1,000	1,061,520
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	30,023
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	35,203
		$ 3,159,318
Housing — 9.6%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$420	$ 441,214
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	805	851,348
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	605	640,567
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	955	1,042,012
Pennsylvania Housing Finance Agency, SFMR, 2.10%, 4/1/28	115	112,409
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	980	1,070,699
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	835	877,990
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,715	1,851,109
		$ 6,887,348
Industrial Development Revenue — 1.1%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$800	$ 804,617
		$ 804,617
Insured - General Obligations — 2.3%
Clifton, NJ, (BAM), 2.00%, 8/15/33	$750	$ 625,960
Rancho Santiago Community College District, CA, (Election of 2002), (AG), 0.00%, 9/1/28	1,110	1,021,081
		$ 1,647,041
Insured - Lease Revenue/Certificates of Participation — 0.3%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 180,310
		$ 180,310
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 1.5%
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.00%, 6/1/34	$1,000	$ 1,102,069
		$ 1,102,069
Lease Revenue/Certificates of Participation — 0.3%
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	$250	$ 250,038
		$ 250,038
Other Revenue — 8.7%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$750	$ 791,895
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	840	835,195
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	395	399,292
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	155	156,215
5.00%, 12/1/28	270	272,062
5.00%, 12/1/29	600	604,341
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,111,710
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	1,000	1,061,717
		$ 6,232,427
Senior Living/Life Care — 7.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/25	$60	$ 60,164
5.00%, 11/15/29	830	832,903
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/26	450	455,038
5.00%, 4/1/27	365	375,259
5.00%, 4/1/30	200	213,713
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/30	200	212,822
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/27	760	776,297
5.00%, 2/1/28	950	982,755
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	1,000	1,055,489

2
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/25	$125	$ 124,920
4.00%, 11/15/28	30	29,942
		$ 5,119,302
Special Tax Revenue — 1.7%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 2.75%, 11/1/38(3)	$1,215	$ 1,215,000
		$ 1,215,000
Transportation — 5.1%
Hawaii, Highway Revenue, 5.00%, 1/1/29	$2,500	$ 2,552,199
Maryland Department of Transportation, 3.00%, 10/1/31	560	554,959
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/31	500	546,478
		$ 3,653,636
Water and Sewer — 3.5%
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	$2,500	$ 2,486,604
		$ 2,486,604
Total Tax-Exempt Municipal Obligations (identified cost $66,925,178)		$67,528,915

Short-Term Investments — 5.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(4)	3,632,048	$ 3,632,048
Total Short-Term Investments (identified cost $3,632,048)		$ 3,632,048
Total Investments — 99.1% (identified cost $70,557,226)		$71,160,963
Other Assets, Less Liabilities — 0.9%		$ 615,623
Net Assets — 100.0%		$71,776,586

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2025.
(4)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of July 31, 2025.
At July 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	10.4%
Others, representing less than 10% individually	83.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2025, 4.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 3.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

3
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Statement of Assets and Liabilities (Unaudited)

July 31, 2025
Assets
Unaffiliated investments, at value (identified cost $66,925,178)	$67,528,915
Affiliated investments, at value (identified cost $3,632,048)	3,632,048
Interest receivable	614,909
Dividends receivable from affiliated investments	15,312
Receivable for investments sold	95,072
Receivable for Fund shares sold	2,559
Receivable from affiliates	12,751
Trustees' deferred compensation plan	16,998
Other assets	21,903
Total assets	$71,940,467
Liabilities
Payable for Fund shares redeemed	$72,341
Distributions payable	428
Payable to affiliates:
Investment adviser and administration fee	18,765
Distribution and service fees	2,154
Sub-transfer agency fee	617
Trustees' deferred compensation plan	16,998
Payable for custodian fee	10,996
Payable for legal and accounting services	33,713
Accrued expenses	7,869
Total liabilities	$163,881
Net Assets	$71,776,586
Sources of Net Assets
Paid-in capital	$73,918,287
Accumulated loss	(2,141,701)
Net Assets	$71,776,586
Class A Shares
Net Assets	$6,747,988
Shares Outstanding	655,415
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.30
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.65
Class C Shares
Net Assets	$888,423
Shares Outstanding	86,297
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.29
Class I Shares
Net Assets	$64,140,175
Shares Outstanding	6,222,926
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.31
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2025
Investment Income
Dividend income from affiliated investments	$63,858
Interest income	1,225,325
Total investment income	$1,289,183
Expenses
Investment adviser and administration fee	$109,323
Distribution and service fees:
Class A	7,887
Class C	5,112
Trustees’ fees and expenses	2,495
Custodian fee	13,692
Transfer and dividend disbursing agent fees	12,796
Legal and accounting services	28,269
Printing and postage	332
Registration fees	26,084
Miscellaneous	11,904
Total expenses	$217,894
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$70,464
Total expense reductions	$70,464
Net expenses	$147,430
Net investment income	$1,141,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(74,562)
Net realized loss	$(74,562)
Change in unrealized appreciation (depreciation):
Investments	$201,176
Net change in unrealized appreciation (depreciation)	$201,176
Net realized and unrealized gain	$126,614
Net increase in net assets from operations	$1,268,367
5
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Statements of Changes in Net Assets

	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,141,753	$2,371,603
Net realized loss	(74,562)	(64,842)
Net change in unrealized appreciation (depreciation)	201,176	(345,176)
Net increase in net assets from operations	$1,268,367	$1,961,585
Distributions to shareholders:
Class A	$(90,043)	$(181,264)
Class C	(10,710)	(43,308)
Class I	(946,505)	(1,980,117)
Total distributions to shareholders	$(1,047,258)	$(2,204,689)
Transactions in shares of beneficial interest:
Class A	$505,269	$(1,103,403)
Class C	(472,984)	(1,259,420)
Class I	1,804,721	(1,632,746)
Net increase (decrease) in net assets from Fund share transactions	$1,837,006	$(3,995,569)
Net increase (decrease) in net assets	$2,058,115	$(4,238,673)
Net Assets
At beginning of period	$69,718,471	$73,957,144
At end of period	$71,776,586	$69,718,471
6
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Financial Highlights

	Class A
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.26	$10.30	$10.37	$10.59	$10.91	$10.60
Income (Loss) From Operations
Net investment income	$0.16	$0.29	$0.29	$0.17	$0.10	$0.13
Net realized and unrealized gain (loss)	0.02	(0.04)	(0.07)	(0.21)	(0.30)	0.31
Total income (loss) from operations	$0.18	$0.25	$0.22	$(0.04)	$(0.20)	$0.44
Less Distributions
From net investment income	$(0.14)	$(0.29)	$(0.29)	$(0.17)	$(0.10)	$(0.13)
From net realized gain	—	—	—	(0.01)	(0.02)	—
Total distributions	$(0.14)	$(0.29)	$(0.29)	$(0.18)	$(0.12)	$(0.13)
Net asset value — End of period	$10.30	$10.26	$10.30	$10.37	$10.59	$10.91
Total Return(1)	1.82%(2)	2.49%	2.15%	(0.37)%	(1.87)%	4.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,748	$6,222	$7,362	$9,006	$14,526	$22,853
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.85%(4)	0.83%	0.81%	0.80%	0.78%	0.81%
Net expenses	0.65%(4)(5)	0.65%(5)	0.64%(5)	0.64%(5)	0.65%	0.65%
Net investment income	3.13%(4)	3.09%	2.99%	1.57%	0.92%	1.23%
Portfolio Turnover	28%(2)	48%	82%	90%	34%	81%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023, respectively).
7
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.26	$10.30	$10.37	$10.59	$10.91	$10.59
Income (Loss) From Operations
Net investment income	$0.13	$0.22	$0.21	$0.09	$0.02	$0.05
Net realized and unrealized gain (loss)	0.01	(0.04)	(0.07)	(0.21)	(0.30)	0.32
Total income (loss) from operations	$0.14	$0.18	$0.14	$(0.12)	$(0.28)	$0.37
Less Distributions
From net investment income	$(0.11)	$(0.22)	$(0.21)	$(0.09)	$(0.02)	$(0.05)
From net realized gain	—	—	—	(0.01)	(0.02)	—
Total distributions	$(0.11)	$(0.22)	$(0.21)	$(0.10)	$(0.04)	$(0.05)
Net asset value — End of period	$10.29	$10.26	$10.30	$10.37	$10.59	$10.91
Total Return(1)	1.34%(2)	1.73%	1.39%	(1.12)%	(2.60)%	3.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$888	$1,359	$2,628	$3,198	$3,591	$3,994
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.60%(4)	1.59%	1.56%	1.55%	1.53%	1.56%
Net expenses	1.40%(4)(5)	1.40%(5)	1.39%(5)	1.39%(5)	1.40%	1.40%
Net investment income	2.38%(4)	2.35%	2.24%	0.89%	0.17%	0.48%
Portfolio Turnover	28%(2)	48%	82%	90%	34%	81%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023, respectively).
8
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.28	$10.31	$10.38	$10.60	$10.92	$10.61
Income (Loss) From Operations
Net investment income	$0.17	$0.32	$0.31	$0.20	$0.13	$0.16
Net realized and unrealized gain (loss)	0.02	(0.03)	(0.07)	(0.22)	(0.30)	0.31
Total income (loss) from operations	$0.19	$0.29	$0.24	$(0.02)	$(0.17)	$0.47
Less Distributions
From net investment income	$(0.16)	$(0.32)	$(0.31)	$(0.19)	$(0.13)	$(0.16)
From net realized gain	—	—	—	(0.01)	(0.02)	—
Total distributions	$(0.16)	$(0.32)	$(0.31)	$(0.20)	$(0.15)	$(0.16)
Net asset value — End of period	$10.31	$10.28	$10.31	$10.38	$10.60	$10.92
Total Return(1)	1.84%(2)	2.85%	2.40%	(0.12)%	(1.62)%	4.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,140	$62,137	$63,967	$61,275	$75,548	$66,298
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.60%(4)	0.58%	0.56%	0.55%	0.53%	0.56%
Net expenses	0.40%(4)(5)	0.40%(5)	0.39%(5)	0.39%(5)	0.40%	0.40%
Net investment income	3.38%(4)	3.34%	3.23%	1.88%	1.17%	1.46%
Portfolio Turnover	28%(2)	48%	82%	90%	34%	81%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Not annualized.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2025 and the years ended January 31, 2025, 2024 and 2023, respectively).
9
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
10

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $3,069,180 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2025, $1,566,043 are short-term and $1,503,137 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$70,175,190
Gross unrealized appreciation	$1,085,627
Gross unrealized depreciation	(99,854)
Net unrealized appreciation	$985,773
11

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the six months ended July 31, 2025, the investment adviser and administration fee amounted to $109,323 or 0.32% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2025, the investment adviser and administration fee paid was reduced by $2,183 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after June 1, 2026. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $68,281 in total of the Fund's operating expenses for the six months ended July 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2025, EVM earned $1,086 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2025 amounted to $7,887 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2025, the Fund paid or accrued to EVD $3,834 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2025 amounted to $1,278 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
12

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A or Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $18,597,893 and $18,492,827, respectively, for the six months ended July 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2025 (Unaudited)		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	85,760	$ 879,646	222,496	$ 2,297,113
Issued to shareholders electing to receive payments of distributions in Fund shares	8,742	89,557	17,589	180,279
Redemptions	(45,272)	(463,934)	(348,617)	(3,580,795)
Net increase (decrease)	49,230	$ 505,269	(108,532)	$(1,103,403)
Class C
Sales	—	$ —	4,908	$ 50,204
Issued to shareholders electing to receive payments of distributions in Fund shares	1,044	10,691	4,217	43,218
Redemptions	(47,180)	(483,675)	(131,816)	(1,352,842)
Net decrease	(46,136)	$ (472,984)	(122,691)	$(1,259,420)
Class I
Sales	1,094,274	$11,182,226	1,664,140	$17,100,536
Issued to shareholders electing to receive payments of distributions in Fund shares	92,082	944,205	192,609	1,976,666
Redemptions	(1,010,551)	(10,321,710)	(2,013,324)	(20,709,948)
Net increase (decrease)	175,805	$ 1,804,721	(156,575)	$(1,632,746)
13

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2025.
9   Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,632,048, which represents 5.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,718,294	$20,427,898	$(21,514,144)	$ —	$ —	$3,632,048	$63,858	3,632,048
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$67,528,915	$ —	$67,528,915
Short-Term Investments	3,632,048	—	—	3,632,048
Total Investments	$3,632,048	$67,528,915	$ —	$71,160,963
14

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
15

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
16

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the abilities and experience of Sub-adviser’s investment professionals in implementing the investment strategies of the Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups in managing the Fund and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than the Fund’s primary performance benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
17

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
18

EALBX-NCSR    7.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:  September 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:  September 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:  September 24, 2025